UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811- 07121)

Exact name of registrant as specified in charter:	Putnam Asset Allocation Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2014

Date of reporting period:	June 30, 2014

Item 1. Schedule of Investments:

Putnam Dynamic Asset Allocation Conservative Fund

The fund's portfolio
6/30/14 (Unaudited)

COMMON STOCKS (40.6%)(a)
			Shares	Value

Basic materials (2.1%)

Aceto Corp.			1,257	$22,802

Amcor, Ltd. (Australia)			19,057	187,425

Andersons, Inc. (The)			638	32,908

Antofagasta PLC (United Kingdom)			12,735	166,293

ArcelorMittal SA (France)			16,249	240,965

Axiall Corp.			1,709	80,784

BASF SE (Germany)			3,208	373,513

BHP Billiton PLC (United Kingdom)			7,991	258,404

BHP Billiton, Ltd. (Australia)			9,610	325,317

Cambrex Corp.(NON)			4,353	90,107

Chemtura Corp.(NON)			4,530	118,369

Domtar Corp. (Canada)			698	29,909

Dow Chemical Co. (The)			51,900	2,670,774

EMS-Chemie Holding AG (Switzerland)			477	190,413

Glencore Xstrata PLC (United Kingdom)			37,136	206,902

Hi-Crush Partners LP (Units)			1,412	92,571

Hitachi Metals, Ltd. (Japan)			32,000	484,557

Horsehead Holding Corp.(NON)			4,799	87,630

Innophos Holdings, Inc.			966	55,613

Innospec, Inc.			1,204	51,977

KapStone Paper and Packaging Corp.(NON)			2,191	72,588

Koninklijke Boskalis Westminster NV (Netherlands)			4,416	253,271

Kraton Performance Polymers, Inc.(NON)			1,320	29,555

L.B. Foster Co. Class A			1,104	59,748

Landec Corp.(NON)			7,955	99,358

Limoneira Co.			827	18,169

LSB Industries, Inc.(NON)			2,126	88,590

LyondellBasell Industries NV Class A			16,500	1,611,225

Minerals Technologies, Inc.			518	33,970

NN, Inc.			3,517	89,965

Olin Corp.			2,023	54,459

OM Group, Inc.			1,195	38,754

Packaging Corp. of America			3,900	278,811

Rayonier Advanced Materials, Inc.(NON)			1,700	65,875

Reliance Steel & Aluminum Co.			3,300	243,243

Rio Tinto PLC (United Kingdom)			4,233	225,191

S&W Seed Co.(NON)			3,008	19,522

Sherwin-Williams Co. (The)			7,500	1,551,825

Sumitomo Metal Mining Co., Ltd. (Japan)			15,000	243,571

Syngenta AG (Switzerland)			728	271,153

Trex Co., Inc.(NON)			1,888	54,412

Tronox, Ltd. Class A			1,150	30,935

U.S. Silica Holdings, Inc.			2,591	143,645

UPM-Kymmene OYJ (Finland)			14,339	245,037

voestalpine AG (Austria)			7,311	347,931

Wendel SA (France)			1,837	263,111

Zep, Inc.			2,675	47,241

				12,248,388
Capital goods (3.1%)

ABB, Ltd. (Switzerland)			13,054	300,589

Airbus Group NV (France)			1,904	127,594

Alfa Laval AB (Sweden)			13,568	349,681

Alliant Techsystems, Inc.			687	92,003

Altra Industrial Motion Corp.			2,611	95,014

Astronics Corp.(NON)			682	38,499

AZZ, Inc.			1,192	54,927

Ball Corp.			6,000	376,080

Caterpillar, Inc.			12,600	1,369,242

Chase Corp.			1,412	48,206

Crown Holdings, Inc.(NON)			29,300	1,457,968

Cummins, Inc.			9,800	1,512,042

Douglas Dynamics, Inc.			2,311	40,720

DXP Enterprises, Inc.(NON)			485	36,637

Franklin Electric Co., Inc.			1,119	45,129

Generac Holdings, Inc.(NON)			1,501	73,159

Greenbrier Cos., Inc. (The)(NON)			3,186	183,514

HD Supply Holdings, Inc.(NON)			1,300	36,907

HEICO Corp.			309	16,049

Hyster-Yale Materials Holdings, Inc.			506	44,801

IDEX Corp.			7,200	581,328

IHI Corp. (Japan)			54,000	251,597

II-VI, Inc.(NON)			3,577	51,723

IMI PLC (United Kingdom)			12,953	329,635

Ingersoll-Rand PLC			9,800	612,598

JGC Corp. (Japan)			8,000	243,068

Joy Global, Inc.			8,700	535,746

Kadant, Inc.			1,472	56,598

Leggett & Platt, Inc.			11,300	387,364

Miller Industries, Inc.			1,784	36,715

MSA Safety, Inc.			590	33,913

Northrop Grumman Corp.			14,000	1,674,820

Orbital Sciences Corp.(NON)			2,705	79,933

OSRAM Licht AG (Germany)(NON)			3,596	181,376

Polypore International, Inc.(NON)			364	17,374

Raytheon Co.			27,031	2,493,610

Roper Industries, Inc.			10,100	1,474,701

Safran SA (France)			2,490	163,028

Singapore Technologies Engineering, Ltd. (Singapore)			73,000	222,472

Standard Motor Products, Inc.			2,584	115,427

Standex International Corp.			699	52,062

Stoneridge, Inc.(NON)			4,034	43,244

Tenneco, Inc.(NON)			638	41,917

THK Co., Ltd. (Japan)			8,800	207,437

Tower International, Inc.(NON)			2,874	105,878

TriMas Corp.(NON)			3,366	128,346

Trinseo SA(NON)			694	14,435

Vinci SA (France)			6,322	472,657

WABCO Holdings, Inc.(NON)			13,000	1,388,660

Zodiac Aerospace (France)			4,875	165,014

				18,461,437
Communication services (1.6%)

Allot Communications, Ltd. (Israel)(NON)			1,342	17,513

Arris Group, Inc.(NON)			788	25,634

Aruba Networks, Inc.(NON)			865	15,155

BT Group PLC (United Kingdom)			57,127	376,306

CalAmp Corp.(NON)			2,577	55,818

Comcast Corp. Class A			57,000	3,059,760

Deutsche Telekom AG (Germany)			18,263	320,096

EchoStar Corp. Class A(NON)			3,578	189,419

Frontier Communications Corp.			9,102	53,156

HSN, Inc.			415	24,585

IDT Corp. Class B			1,479	25,764

Inteliquent, Inc.			2,145	29,751

Iridium Communications, Inc.(NON)			3,855	32,613

Loral Space & Communications, Inc.(NON)			681	49,502

NTT DoCoMo, Inc. (Japan)			14,500	247,905

Orange (France)			15,734	248,301

Ruckus Wireless, Inc.(NON)			2,254	26,845

ShoreTel, Inc.(NON)			2,410	15,713

Tele2 AB Class B (Sweden)			8,348	98,329

Telefonica SA (Spain)			14,745	252,783

Telenor ASA (Norway)			9,602	218,688

Telstra Corp., Ltd. (Australia)			59,575	292,678

Ubiquiti Networks, Inc.(NON)(S)			1,418	64,079

USA Mobility, Inc.			2,012	30,985

Verizon Communications, Inc.			74,432	3,641,958

Vodafone Group PLC (United Kingdom)			43,692	145,810

				9,559,146
Conglomerates (0.6%)

AMETEK, Inc.			14,950	781,586

Danaher Corp.			22,800	1,795,044

Exor SpA (Italy)			3,768	154,734

Marubeni Corp. (Japan)			11,000	80,460

Siemens AG (Germany)			4,126	544,917

				3,356,741
Consumer cyclicals (4.7%)

Adidas AG (Germany)			1,783	180,595

ADT Corp. (The)			14,650	511,871

ANN, Inc.(NON)			1,935	79,606

Ascena Retail Group, Inc.(NON)			1,669	28,540

Ascent Capital Group, Inc. Class A(NON)			208	13,730

Babcock International Group PLC (United Kingdom)			12,021	239,055

Bayerische Motoren Werke (BMW) AG (Germany)			2,236	283,580

Big Lots, Inc.(NON)			1,695	77,462

Blyth, Inc.			1,288	10,021

Brown Shoe Co., Inc.			999	28,581

Bureau Veritas SA (France)			6,980	193,735

CaesarStone Sdot-Yam, Ltd. (Israel)			585	28,712

Carmike Cinemas, Inc.(NON)			946	33,233

Century Casinos, Inc.(NON)			3,704	21,446

Compagnie Financiere Richemont SA (Switzerland)			1,947	204,294

Compass Group PLC (United Kingdom)			15,037	261,718

Continental AG (Germany)			2,502	579,506

Conversant, Inc.(NON)			1,988	50,495

Cooper Tire & Rubber Co.			2,909	87,270

Corporate Executive Board Co. (The)			419	28,584

Crocs, Inc.(NON)			910	13,677

Deckers Outdoor Corp.(NON)			1,901	164,113

Deluxe Corp.			2,394	140,241

Demand Media, Inc.(NON)			2,526	12,175

Denso Corp. (Japan)			3,700	176,590

Destination Maternity Corp.			2,848	64,849

Ennis, Inc.			2,187	33,374

Expedia, Inc.			6,700	527,692

Experian PLC (United Kingdom)			11,290	190,898

Fuji Heavy Industries, Ltd. (Japan)			16,000	443,019

G&K Services, Inc. Class A			915	47,644

GameStop Corp. Class A			10,000	404,700

Gap, Inc. (The)			15,000	623,550

General Motors Co.			13,900	504,570

Genesco, Inc.(NON)			698	57,327

Green Dot Corp. Class A(NON)			1,515	28,755

Hanesbrands, Inc.			6,400	630,016

Harbinger Group, Inc.(NON)			7,236	91,897

Harley-Davidson, Inc.			16,100	1,124,585

Hilton Worldwide Holdings, Inc.(NON)			53,600	1,248,880

Hino Motors, Ltd. (Japan)			18,000	247,865

Home Depot, Inc. (The)			34,208	2,769,480

ITV PLC (United Kingdom)			100,035	305,078

KAR Auction Services, Inc.			4,238	135,065

Kimberly-Clark Corp.			26,300	2,925,086

La-Z-Boy, Inc.			817	18,930

Lions Gate Entertainment Corp.			2,644	75,566

Lowe's Cos., Inc.			32,179	1,544,270

Lumber Liquidators Holdings, Inc.(NON)			256	19,443

Macy's, Inc.			17,400	1,009,548

Marcus Corp.			3,165	57,761

MasterCard, Inc. Class A			2,100	154,287

MAXIMUS, Inc.			587	25,253

MGM China Holdings, Ltd. (Hong Kong)			79,200	274,886

Namco Bandai Holdings, Inc. (Japan)			17,100	400,387

National CineMedia, Inc.			3,714	65,032

Next PLC (United Kingdom)			4,778	529,465

Nu Skin Enterprises, Inc. Class A			418	30,915

Omnicom Group, Inc.			14,300	1,018,446

Panasonic Corp. (Japan)			22,600	275,291

Penn National Gaming, Inc.(NON)			5,035	61,125

Pitney Bowes, Inc.			2,258	62,366

Priceline Group, Inc. (The)(NON)			642	772,326

Randstad Holding NV (Netherlands)			1,522	82,509

Remy International, Inc.			1,479	34,535

Renault SA (France)			2,544	230,016

Scripps Networks Interactive Class A			6,900	559,866

Select Comfort Corp.(NON)			2,057	42,498

Sinclair Broadcast Group, Inc. Class A			981	34,090

SJM Holdings, Ltd. (Hong Kong)			73,000	182,914

Sonic Automotive, Inc. Class A			2,429	64,806

Sotheby's Class A			1,709	71,761

Steven Madden, Ltd.(NON)			777	26,651

Suzuki Motor Corp. (Japan)			13,100	410,308

Swatch Group AG (The) (Switzerland)			349	210,746

TiVo, Inc.(NON)			6,492	83,812

Toyota Motor Corp. (Japan)			6,300	378,354

Vail Resorts, Inc.			325	25,084

Valeo SA (France)			2,675	359,292

Viacom, Inc. Class B			20,300	1,760,619

VOXX International Corp.(NON)			4,699	44,218

World Fuel Services Corp.			1,826	89,894

Wyndham Worldwide Corp.			7,600	575,472

				27,515,902
Consumer staples (3.2%)

Anheuser-Busch InBev NV (Belgium)			3,023	347,295

Associated British Foods PLC (United Kingdom)			5,826	304,004

Barrett Business Services, Inc.			710	33,370

Beacon Roofing Supply, Inc.(NON)			378	12,519

Blue Nile, Inc.(NON)			634	17,752

Boulder Brands, Inc.(NON)			807	11,443

Bright Horizons Family Solutions, Inc.(NON)			1,305	56,037

British American Tobacco (BAT) PLC (United Kingdom)			5,246	312,255

Calbee, Inc. (Japan)			10,800	297,865

Carrefour SA (France)			7,358	271,429

Chaoda Modern Agriculture Holdings, Ltd. (China)(F)(NON)			22,000	1,419

Chegg, Inc.(NON)			4,034	28,399

Colgate-Palmolive Co.			7,800	531,804

Core-Mark Holding Co., Inc.			1,436	65,525

Coty, Inc. Class A			4,275	73,231

CVS Caremark Corp.			44,000	3,316,280

Diageo PLC (United Kingdom)			7,116	227,247

Distribuidora Internacional de Alimentacion SA (Spain)			20,834	191,822

Dr. Pepper Snapple Group, Inc.			24,500	1,435,210

Genuine Parts Co.			12,600	1,106,280

Geo Group, Inc. (The)(R)			607	21,688

Grand Canyon Education, Inc.(NON)			456	20,962

Heineken Holding NV (Netherlands)			3,693	242,804

ITT Educational Services, Inc.(NON)(S)			4,621	77,124

Kao Corp. (Japan)			7,800	306,980

Kforce, Inc.			2,932	63,478

Koninklijke Ahold NV (Netherlands)			17,997	337,860

Korn/Ferry International(NON)			1,589	46,669

Krispy Kreme Doughnuts, Inc.(NON)			2,137	34,149

L'Oreal SA (France)			1,398	240,912

ManpowerGroup, Inc.			11,900	1,009,715

MEIJI Holdings Co., Ltd. (Japan)			4,000	264,943

Mondelez International, Inc. Class A			58,700	2,207,707

MWI Veterinary Supply, Inc.(NON)			358	50,832

NACCO Industries, Inc. Class A			261	13,207

Nestle SA (Switzerland)			11,114	860,997

Nutraceutical International Corp.(NON)			1,028	24,528

On Assignment, Inc.(NON)			2,390	85,012

Papa John's International, Inc.			1,443	61,169

Philip Morris International, Inc.			32,600	2,748,506

Popeyes Louisiana Kitchen, Inc.(NON)			1,175	51,359

Reckitt Benckiser Group PLC (United Kingdom)			2,561	223,528

Red Robin Gourmet Burgers, Inc.(NON)			401	28,551

RetailMeNot, Inc.(NON)			1,587	42,230

SABMiller PLC (United Kingdom)			3,621	209,954

Shutterfly, Inc.(NON)			323	13,908

SpartanNash Co.			1,409	29,603

TrueBlue, Inc.(NON)			5,910	162,939

Unilever NV ADR (Netherlands)			5,673	248,228

Unilever PLC (United Kingdom)			4,301	195,133

United Natural Foods, Inc.(NON)			447	29,100

USANA Health Sciences, Inc.(NON)			364	28,443

Woolworths, Ltd. (Australia)			4,347	144,367

				18,767,771
Energy (3.4%)

AMEC PLC (United Kingdom)			14,905	309,927

Baker Hughes, Inc.			15,300	1,139,085

BG Group PLC (United Kingdom)			11,531	243,717

BP PLC (United Kingdom)			79,110	697,117

Cabot Oil & Gas Corp.			15,400	525,756

Callon Petroleum Co.(NON)			8,771	102,182

Delek US Holdings, Inc.			3,008	84,916

Dril-Quip, Inc.(NON)			2,100	229,404

EOG Resources, Inc.			17,400	2,033,364

Exxon Mobil Corp.			36,278	3,652,469

FutureFuel Corp.			4,753	78,852

Gulfport Energy Corp.(NON)			564	35,419

Halliburton Co.			23,800	1,690,038

Key Energy Services, Inc.(NON)			6,709	61,320

Kodiak Oil & Gas Corp.(NON)			3,522	51,245

Lone Pine Resources Canada, Ltd. (Canada)(F)(NON)			7,359	736

Lone Pine Resources, Inc. Class A (Canada)(F)(NON)			7,359	736

Oceaneering International, Inc.			4,600	359,398

Oil States International, Inc.(NON)			2,700	173,043

Rosetta Resources, Inc.(NON)			517	28,357

Royal Dutch Shell PLC Class A (United Kingdom)			12,840	531,450

Royal Dutch Shell PLC Class B (United Kingdom)			11,699	509,051

Schlumberger, Ltd.			35,500	4,187,225

Statoil ASA (Norway)			15,495	475,926

Stone Energy Corp.(NON)			1,627	76,127

Superior Energy Services, Inc.			39,700	1,434,758

Total SA (France)			8,418	608,383

Unit Corp.(NON)			777	53,481

Vaalco Energy, Inc.(NON)			4,635	33,511

W&T Offshore, Inc.			1,436	23,507

Woodside Petroleum, Ltd. (Australia)			5,915	229,070

WPX Energy, Inc.(NON)			28,100	671,871

				20,331,441
Financials (8.3%)

Access National Corp.			1,445	21,906

AG Mortgage Investment Trust, Inc.(R)			847	16,034

Ageas (Belgium)			7,305	291,430

Agree Realty Corp.(R)			1,525	46,101

AIA Group, Ltd. (Hong Kong)			63,800	320,630

Alleghany Corp.(NON)			1,700	744,804

Allianz SE (Germany)			2,465	410,777

Allied World Assurance Co. Holdings AG			2,658	101,057

American Equity Investment Life Holding Co.			3,388	83,345

American International Group, Inc.			1,900	103,702

Amtrust Financial Services, Inc.			1,736	72,582

Aon PLC			22,700	2,045,043

Arlington Asset Investment Corp. Class A			932	25,472

ARMOUR Residential REIT, Inc.(R)			4,471	19,359

Ashford Hospitality Prime, Inc.(R)			1,028	17,640

Ashford Hospitality Trust, Inc.(R)			5,143	59,350

Assicurazioni Generali SpA (Italy)			15,865	347,800

Australia & New Zealand Banking Group, Ltd. (Australia)			7,941	249,649

AvalonBay Communities, Inc.(R)			10,700	1,521,433

AXA SA (France)			9,524	227,634

Banco Bilbao Vizcaya Argentaria SA (BBVA) (Spain)			19,258	245,478

Banco Latinoamericano de Exportaciones SA Class E (Panama)			3,151	93,490

Banco Santander SA (Spain)			36,387	380,163

Bank of Kentucky Financial Corp.			855	29,745

Bank of New York Mellon Corp. (The)			34,800	1,304,304

Bank of Yokohama, Ltd. (The) (Japan)			39,000	224,441

Barclays PLC (United Kingdom)			29,412	107,114

Berkshire Hathaway, Inc. Class B(NON)			1,600	202,496

BNP Paribas SA (France)			3,811	258,546

BofI Holding, Inc.(NON)			923	67,813

Cardinal Financial Corp.			2,699	49,824

Carlyle Group LP (The)			1,149	39,020

CBL & Associates Properties, Inc.(R)			1,922	36,518

CBRE Group, Inc. Class A(NON)			35,900	1,150,236

Chubb Corp. (The)			16,700	1,539,239

Citizens & Northern Corp.			1,714	33,406

City National Corp.			7,500	568,200

CNO Financial Group, Inc.			3,541	63,030

Commonwealth Bank of Australia (Australia)			9,827	749,464

Credit Acceptance Corp.(NON)			338	41,608

Credit Agricole SA (France)			24,881	350,916

Credit Suisse Group AG (Switzerland)			5,355	153,138

CYS Investments, Inc.(R)			2,704	24,390

DBS Group Holdings, Ltd. (Singapore)			18,000	241,800

Deutsche Bank AG (Germany)			6,061	213,251

Deutsche Wohnen AG (Germany)			11,126	239,949

Dexus Property Group (Australia)(R)			213,934	223,919

Discover Financial Services			30,500	1,890,390

East West Bancorp, Inc.			997	34,885

Education Realty Trust, Inc.(R)			7,650	82,161

Encore Capital Group, Inc.(NON)			1,874	85,117

EPR Properties(R)			800	44,696

Essex Property Trust, Inc.(R)			8,100	1,497,771

Farmers Capital Bank Corp.(NON)			1,280	28,915

Federal Agricultural Mortgage Corp. Class C			1,281	39,813

Federal Realty Investment Trust(R)			3,200	386,944

Financial Institutions, Inc.			1,771	41,477

First Community Bancshares Inc.			1,749	25,063

First Industrial Realty Trust(R)			1,733	32,650

First NBC Bank Holding Co.(NON)			1,074	35,990

First Niagara Financial Group, Inc.			31,600	276,184

FirstMerit Corp.			2,174	42,937

Flushing Financial Corp.			1,837	37,750

Genworth Financial, Inc. Class A(NON)			11,029	191,905

Glimcher Realty Trust(R)			3,194	34,591

Goldman Sachs Group, Inc. (The)			19,100	3,198,104

GPT Group (Australia)(R)			67,165	243,200

Hammerson PLC (United Kingdom)(R)			17,971	178,382

Hang Seng Bank, Ltd. (Hong Kong)			15,200	248,287

Hanmi Financial Corp.			3,559	75,024

Heartland Financial USA, Inc.			1,189	29,404

Heritage Financial Group, Inc.			1,526	30,261

HFF, Inc. Class A			4,604	171,223

HSBC Holdings PLC (United Kingdom)			61,498	624,013

Insurance Australia Group, Ltd. (Australia)			59,994	330,377

Invesco Mortgage Capital, Inc.(R)			1,381	23,974

Investor AB Class B (Sweden)			6,898	258,821

Investors Real Estate Trust(R)			3,858	35,532

iStar Financial, Inc.(NON)(R)			3,244	48,595

Joyo Bank, Ltd. (The) (Japan)			39,000	207,887

JPMorgan Chase & Co.			73,290	4,222,970

Kilroy Realty Corp.(R)			3,100	193,068

Legal & General Group PLC (United Kingdom)			68,039	262,460

Lexington Realty Trust(R)			7,659	84,326

Lloyds Banking Group PLC (United Kingdom)(NON)			452,676	575,222

LTC Properties, Inc.(R)			1,905	74,371

Maiden Holdings, Ltd. (Bermuda)			2,959	35,774

MainSource Financial Group, Inc.			2,651	45,730

Meta Financial Group, Inc.			1,010	40,400

MFA Financial, Inc.(R)			4,391	36,050

MicroFinancial, Inc.			2,045	15,808

Mitsubishi UFJ Financial Group (MUFG), Inc. (Japan)			47,900	293,627

Morgan Stanley			43,000	1,390,190

Muenchener Rueckversicherungs AG (Germany)			915	202,846

National Australia Bank, Ltd. (Australia)			8,279	255,903

National Health Investors, Inc.(R)			1,128	70,568

Nelnet, Inc. Class A			1,597	66,164

Ocwen Financial Corp.(NON)			980	36,358

OFG Bancorp (Puerto Rico)			1,645	30,284

One Liberty Properties, Inc.(R)			1,805	38,519

Pacific Premier Bancorp, Inc.(NON)			1,737	24,474

PacWest Bancorp			1,475	63,676

PartnerRe, Ltd.			6,700	731,707

Peoples Bancorp, Inc.			1,651	43,669

Performant Financial Corp.(NON)			3,509	35,441

PHH Corp.(NON)			1,471	33,804

PNC Financial Services Group, Inc.			33,700	3,000,985

Popular, Inc. (Puerto Rico)(NON)			1,399	47,818

Portfolio Recovery Associates, Inc.(NON)			1,748	104,058

ProAssurance Corp.			1,119	49,684

Prudential PLC (United Kingdom)			9,010	206,778

PS Business Parks, Inc.(R)			1,075	89,752

Public Storage(R)			8,800	1,507,880

Ramco-Gershenson Properties Trust(R)			2,172	36,099

Rayonier, Inc.(R)			5,100	181,305

Republic Bancorp, Inc. Class A			1,112	26,377

Resona Holdings, Inc. (Japan)			74,500	433,888

Santander Consumer USA Holdings, Inc.			10,900	211,896

Scentre Group (Australia)(NON)(R)			21,219	64,028

Select Income REIT(R)			1,413	41,881

Skandinaviska Enskilda Banken AB (Sweden)			20,491	273,866

Sovran Self Storage, Inc.(R)			341	26,342

Starwood Property Trust, Inc.(R)			1,032	24,531

Starwood Waypoint Residential Trust(NON)(R)			206	5,399

State Street Corp.			25,600	1,721,856

Stewart Information Services Corp.			2,501	77,556

Sumitomo Mitsui Financial Group, Inc. (Japan)			4,900	205,277

Summit Hotel Properties, Inc.(R)			4,843	51,336

Swedbank AB Class A (Sweden)			9,878	261,972

Symetra Financial Corp.			2,962	67,356

Third Point Reinsurance, Ltd. (Bermuda)(NON)			3,197	48,786

Tokyu Fudosan Holdings Corp. (Japan)			39,400	310,751

Two Harbors Investment Corp.(R)			67,500	707,400

UBS AG (Switzerland)			14,004	256,930

UniCredit SpA (Italy)			27,996	234,418

United Community Banks, Inc.(NON)			1,817	29,744

United Insurance Holdings Corp.			2,951	50,934

Universal Health Realty Income Trust(R)			446	19,392

Visa, Inc. Class A			12,000	2,528,520

WageWorks, Inc.(NON)			1,102	53,127

Wells Fargo & Co.			4,983	261,906

Westfield Group (Australia)			17,030	114,818

Westpac Banking Corp. (Australia)			9,111	291,070

Wheelock and Co., Ltd. (Hong Kong)			60,000	250,439

WisdomTree Investments, Inc.(NON)			5,097	62,999

				48,712,132
Health care (5.3%)

AbbVie, Inc.			33,400	1,885,096

ACADIA Pharmaceuticals, Inc.(NON)			1,259	28,441

Accuray, Inc.(NON)(S)			3,447	30,334

Actelion, Ltd. (Switzerland)			4,709	595,794

Aegerion Pharmaceuticals, Inc.(NON)			984	31,577

Aetna, Inc.			19,700	1,597,276

Alere, Inc.(NON)			1,913	71,584

Align Technology, Inc.(NON)			592	33,176

Alkermes PLC(NON)			1,049	52,796

AMAG Pharmaceuticals, Inc.(NON)			244	5,056

Amedisys, Inc.(NON)			1,608	26,918

AmSurg Corp.(NON)			1,147	52,269

Antares Pharma, Inc.(NON)(S)			6,167	16,466

Ariad Pharmaceuticals, Inc.(NON)(S)			7,529	47,960

Array BioPharma, Inc.(NON)			3,580	16,325

AstraZeneca PLC (United Kingdom)			7,021	521,543

AtriCure, Inc.(NON)			1,545	28,397

Auxilium Pharmaceuticals, Inc.(NON)(S)			1,230	24,674

Bayer AG (Germany)			4,250	600,284

Biospecifics Technologies Corp.(NON)			660	17,794

Cardinal Health, Inc.			17,900	1,227,224

Celgene Corp.(NON)			22,000	1,889,360

Celldex Therapeutics, Inc.(NON)			507	8,274

Centene Corp.(NON)			347	26,237

Charles River Laboratories International, Inc.(NON)			4,800	256,896

Chemed Corp.			1,292	121,086

Coloplast A/S Class B (Denmark)			5,435	491,509

Community Health Systems, Inc.(NON)			1,745	79,171

Computer Programs & Systems, Inc.			282	17,935

Conatus Pharmaceuticals, Inc.(NON)			499	4,546

Conmed Corp.			2,315	102,207

Cubist Pharmaceuticals, Inc.(NON)			1,553	108,430

Cyberonics, Inc.(NON)			222	13,866

DexCom, Inc.(NON)			690	27,365

Eli Lilly & Co.			15,953	991,798

Enanta Pharmaceuticals, Inc.(NON)			489	21,061

Gilead Sciences, Inc.(NON)			9,600	795,936

GlaxoSmithKline PLC (United Kingdom)			19,239	514,957

Globus Medical, Inc. Class A(NON)			1,508	36,071

Greatbatch, Inc.(NON)			2,909	142,716

Hanger, Inc.(NON)			1,884	59,252

Health Net, Inc.(NON)			5,404	224,482

HealthSouth Corp.			395	14,169

Henry Schein, Inc.(NON)			7,000	830,690

Hill-Rom Holdings, Inc.			1,715	71,190

Hisamitsu Pharmaceutical Co., Inc. (Japan)			3,300	147,564

Impax Laboratories, Inc.(NON)			2,251	67,507

Insulet Corp.(NON)			1,070	42,447

Insys Therapeutics, Inc.(NON)(S)			2,096	65,458

InterMune, Inc.(NON)			1,733	76,512

Intuitive Surgical, Inc.(NON)			2,000	823,600

Isis Pharmaceuticals, Inc.(NON)			547	18,844

Jazz Pharmaceuticals PLC(NON)			2,050	301,371

Johnson & Johnson			40,709	4,258,976

Kindred Healthcare, Inc.			2,276	52,576

McKesson Corp.			11,600	2,160,036

MedAssets, Inc.(NON)			3,164	72,266

Medicines Co. (The)(NON)			2,490	72,359

Medidata Solutions, Inc.(NON)			519	22,218

Merck & Co., Inc.			1,788	103,436

Merrimack Pharmaceuticals, Inc.(NON)(S)			5,174	37,718

Mettler-Toledo International, Inc.(NON)			1,200	303,816

Myriad Genetics, Inc.(NON)(S)			5,600	217,952

Nanosphere, Inc.(NON)			8,406	13,281

Nektar Therapeutics(NON)			2,435	31,217

NewLink Genetics Corp.(NON)			456	12,107

Novartis AG (Switzerland)			5,559	503,369

Novo Nordisk A/S Class B (Denmark)			7,681	353,519

NPS Pharmaceuticals, Inc.(NON)			1,210	39,991

NxStage Medical, Inc.(NON)			1,632	23,452

Omega Healthcare Investors, Inc.(R)			951	35,054

OraSure Technologies, Inc.(NON)			12,513	107,737

Pfizer, Inc.			103,969	3,085,800

Prestige Brands Holdings, Inc.(NON)			1,843	62,459

Providence Service Corp. (The)(NON)			1,952	71,424

Questcor Pharmaceuticals, Inc.			543	50,222

Receptos, Inc.(NON)			687	29,266

Repligen Corp.(NON)			1,651	37,626

Retrophin, Inc.(NON)			1,448	17,000

Roche Holding AG-Genusschein (Switzerland)			2,308	688,392

Sanofi (France)			3,999	424,815

Sequenom, Inc.(NON)(S)			5,426	20,999

Shire PLC (United Kingdom)			2,467	192,946

SIGA Technologies, Inc.(NON)(S)			7,672	21,635

Spectranetics Corp. (The)(NON)			1,218	27,868

STAAR Surgical Co.(NON)			4,314	72,475

Steris Corp.			758	40,538

Sucampo Pharmaceuticals, Inc. Class A(NON)			2,404	16,588

Sunesis Pharmaceuticals, Inc.(NON)			2,111	13,764

Suzuken Co., Ltd. (Japan)			2,700	100,479

TESARO, Inc.(NON)			678	21,093

Thoratec Corp.(NON)			634	22,101

Threshold Pharmaceuticals, Inc.(NON)			3,948	15,634

Trevena, Inc.(NON)			1,968	11,119

Trinity Biotech PLC ADR (Ireland)			1,330	30,630

Triple-S Management Corp. Class B (Puerto Rico)(NON)			926	16,603

United Therapeutics Corp.(NON)			8,500	752,165

WellCare Health Plans, Inc.(NON)			1,514	113,035

WellPoint, Inc.			15,700	1,689,477

				31,370,724
Technology (5.9%)

Activision Blizzard, Inc.			50,900	1,135,070

Acxiom Corp.(NON)			3,113	67,521

Advanced Energy Industries, Inc.(NON)			1,257	24,197

Amber Road, Inc.(NON)			622	10,033

Amdocs, Ltd.			15,600	722,748

Anixter International, Inc.			799	79,956

AOL, Inc.(NON)			841	33,463

Apple, Inc.			49,719	4,620,387

ASML Holding NV (Netherlands)			3,139	292,323

Aspen Technology, Inc.(NON)			1,417	65,749

AVG Technologies NV (Netherlands)(NON)			1,461	29,410

Bottomline Technologies, Inc.(NON)			538	16,097

Brightcove, Inc.(NON)			1,926	20,300

Broadcom Corp. Class A			49,200	1,826,304

Brother Industries, Ltd. (Japan)			15,300	265,056

CACI International, Inc. Class A(NON)			1,081	75,897

Cavium, Inc.(NON)			437	21,701

Ceva, Inc.(NON)			2,386	35,241

Cirrus Logic, Inc.(NON)			1,274	28,971

Commvault Systems, Inc.(NON)			569	27,978

Computer Sciences Corp.			22,900	1,447,280

Cornerstone OnDemand, Inc.(NON)			1,006	46,296

CSG Systems International, Inc.			641	16,737

Dun & Bradstreet Corp. (The)			6,000	661,200

eBay, Inc.(NON)			23,800	1,191,428

Electronic Arts, Inc.(NON)			2,800	100,436

EnerSys			1,770	121,758

Engility Holdings, Inc.(NON)			1,224	46,830

Entegris, Inc.(NON)			4,349	59,777

Extreme Networks, Inc.(NON)			6,334	28,123

F5 Networks, Inc.(NON)			10,600	1,181,264

Facebook, Inc. Class A(NON)			21,200	1,426,548

Fairchild Semiconductor International, Inc.(NON)			1,574	24,554

FEI Co.			502	45,546

Freescale Semiconductor, Ltd.(NON)			2,012	47,282

GenMark Diagnostics, Inc.(NON)			5,682	76,877

Gentex Corp.			11,400	331,626

Google, Inc. Class A(NON)			771	450,781

GT Advanced Technologies, Inc.(NON)			994	18,488

HomeAway, Inc.(NON)			804	27,995

Hoya Corp. (Japan)			11,700	388,749

inContact, Inc.(NON)			2,250	20,678

Integrated Silicon Solutions, Inc.(NON)			5,253	77,587

IntraLinks Holdings, Inc.(NON)			4,308	38,298

Konica Minolta Holdings, Inc. (Japan)			25,000	247,026

L-3 Communications Holdings, Inc.			6,000	724,500

Leidos Holdings, Inc.			12,100	463,914

Lexmark International, Inc. Class A			900	43,344

Magnachip Semiconductor Corp. (South Korea)(NON)			1,081	15,242

Manhattan Associates, Inc.(NON)			2,949	101,534

Marvell Technology Group, Ltd.			57,500	823,975

MeetMe, Inc.(NON)			9,762	26,553

Mellanox Technologies, Ltd. (Israel)(NON)			620	21,613

Mentor Graphics Corp.			4,846	104,528

Microsemi Corp.(NON)			1,007	26,947

Microsoft Corp.			10,039	418,626

MTS Systems Corp.			389	26,359

NetApp, Inc.			40,400	1,475,408

Netscout Systems, Inc.(NON)			1,044	46,291

NIC, Inc.			1,104	17,498

Nomura Research Institute, Ltd. (Japan)			5,700	179,488

NTT Data Corp. (Japan)			3,400	130,556

Omnivision Technologies, Inc.(NON)			3,052	67,083

Omron Corp. (Japan)			9,000	379,349

Oracle Corp.			89,186	3,614,709

Perficient, Inc.(NON)			2,271	44,216

Photronics, Inc.(NON)			4,029	34,649

Plantronics, Inc.			344	16,529

Power Integrations, Inc.			683	39,300

Proofpoint, Inc.(NON)			678	25,398

PTC, Inc.(NON)			1,305	50,634

Quantum Corp.(NON)			21,583	26,331

RF Micro Devices, Inc.(NON)			14,013	134,385

Rockwell Automation, Inc.			6,300	788,508

Rovi Corp.(NON)			2,255	54,030

Safeguard Scientifics, Inc.(NON)			1,412	29,355

SanDisk Corp.			4,400	459,492

SAP AG (Germany)			1,768	136,540

Semtech Corp.(NON)			1,080	28,242

Silicon Image, Inc.(NON)			6,588	33,204

SoftBank Corp. (Japan)			5,400	402,075

SolarWinds, Inc.(NON)			1,938	74,923

Sparton Corp.(NON)			1,468	40,722

SS&C Technologies Holdings, Inc.(NON)			887	39,223

Symantec Corp.			53,800	1,232,020

Synaptics, Inc.(NON)			1,515	137,320

Tech Data Corp.(NON)			1,253	78,338

Tyler Technologies, Inc.(NON)			707	64,485

Ultimate Software Group, Inc.(NON)			494	68,256

Ultra Clean Holdings, Inc.(NON)			6,476	58,608

Unisys Corp.(NON)			1,760	43,542

United Internet AG (Germany)			4,931	217,246

VeriFone Systems, Inc.(NON)			2,013	73,978

Verint Systems, Inc.(NON)			873	42,821

VeriSign, Inc.(NON)			23,900	1,166,559

Western Digital Corp.			20,700	1,910,610

Xilinx, Inc.			13,500	638,685

XO Group, Inc.(NON)			2,754	33,654

Yelp, Inc.(NON)			409	31,362

Zynga, Inc. Class A(NON)			4,773	15,321

				34,499,644
Transportation (0.8%)

Aegean Marine Petroleum Network, Inc. (Greece)			6,802	68,632

Alaska Air Group, Inc.			12,900	1,226,145

Central Japan Railway Co. (Japan)			3,600	513,499

ComfortDelgro Corp., Ltd. (Singapore)			115,000	230,572

Delta Air Lines, Inc.			3,100	120,032

Deutsche Lufthansa AG (Germany)			9,251	198,625

Diana Shipping, Inc. (Greece)(NON)			2,941	32,027

Hawaiian Holdings, Inc.(NON)			4,578	62,764

International Consolidated Airlines Group SA (Spain)(NON)			47,584	301,741

Japan Airlines Co., Ltd. (Japan)			3,700	204,531

Matson, Inc.			637	17,097

Quality Distribution, Inc.(NON)			8,838	131,333

Republic Airways Holdings, Inc.(NON)			3,568	38,677

SkyWest, Inc.			2,443	29,853

Southwest Airlines Co.			46,800	1,257,048

Spirit Airlines, Inc.(NON)			1,201	75,951

StealthGas, Inc. (Greece)(NON)			11,055	122,711

Swift Transportation Co.(NON)			6,022	151,935

Universal Truckload Services, Inc.			274	6,949

XPO Logistics, Inc.(NON)			1,755	50,228

Yamato Transport Co., Ltd. (Japan)			8,400	174,045

				5,014,395
Utilities and power (1.6%)

Abengoa Yield PLC (United Kingdom)(NON)			465	17,586

Centrica PLC (United Kingdom)			49,277	263,624

Chubu Electric Power Co., Inc. (Japan)(NON)			3,200	39,769

CMS Energy Corp.			24,500	763,175

Edison International			20,700	1,202,877

Enel SpA (Italy)			56,824	331,000

ENI SpA (Italy)			12,866	351,996

Entergy Corp.			33,800	2,774,642

Kinder Morgan, Inc.			4,900	177,674

PG&E Corp.			5,800	278,516

PPL Corp.			39,500	1,403,435

Red Electrica Corporacion SA (Spain)			5,428	496,495

Tokyo Gas Co., Ltd. (Japan)			53,000	309,718

UGI Corp.			14,700	742,350

United Utilities Group PLC (United Kingdom)			18,941	285,906

				9,438,763

Total common stocks (cost $189,078,158)				$239,276,484

CORPORATE BONDS AND NOTES (25.4%)(a)
			Principal amount	Value

Basic materials (1.0%)

Ainsworth Lumber Co., Ltd. 144A sr. notes 7 1/2s, 2017 (Canada)			$18,000	$18,945

Allegheny Technologies, Inc. sr. unsec. unsub. notes 5.95s, 2021			60,000	66,247

ArcelorMittal SA sr. unsec. bonds 10.35s, 2019 (France)			524,000	670,720

ArcelorMittal SA sr. unsec. unsub. notes 7 1/2s, 2039 (France)			20,000	22,000

Archer Daniels-Midland Co. sr. unsec. notes 5.45s, 2018			517,000	587,279

Boise Cascade Co. company guaranty sr. unsec. notes 6 3/8s, 2020			63,000	67,725

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4 5/8s, 2022 (Germany)			30,000	30,075

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			82,000	90,405

CF Industries, Inc. company guaranty sr. unsec. notes 5 3/8s, 2044			52,000	55,587

CF Industries, Inc. company guaranty sr. unsec. notes 5.15s, 2034			35,000	37,054

CF Industries, Inc. company guaranty sr. unsec. unsub. notes 7 1/8s, 2020			76,000	93,613

Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2024			20,000	20,000

CPG Merger Sub, LLC 144A company guaranty sr. unsec. unsub. notes 8s, 2021			30,000	31,650

Cytec Industries, Inc. sr. unsec. unsub. notes 3 1/2s, 2023			140,000	137,960

E.I. du Pont de Nemours & Co. sr. notes 3 5/8s, 2021			315,000	333,389

Eldorado Gold Corp. 144A sr. unsec. notes 6 1/8s, 2020 (Canada)			17,000	17,184

Ferro Corp. sr. unsec. notes 7 7/8s, 2018			75,000	78,375

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7s, 2021 (Canada)			14,000	14,403

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 8 1/4s, 2019 (Australia)			34,000	37,018

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 6 7/8s, 2018 (Australia)			38,000	39,805

FMG Resources August 2006 Pty, Ltd. 144A sr. unsec. notes 6 7/8s, 2022 (Australia)			4,000	4,290

Glencore Finance Canada, Ltd. 144A company guaranty sr. unsec. unsub. bonds 5.8s, 2016 (Canada)			116,000	127,639

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4 5/8s, 2024			79,000	81,508

HD Supply, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020			77,000	84,123

HD Supply, Inc. company guaranty sr. unsec. unsub. notes 11 1/2s, 2020			34,000	40,885

Hexion U.S. Finance Corp. company guaranty sr. notes 6 5/8s, 2020			20,000	21,200

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty notes 9s, 2020			14,000	14,280

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes 8 7/8s, 2018			43,000	44,720

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2021			73,000	80,665

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2020			20,000	21,650

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4 7/8s, 2020			54,000	55,890

IAMGOLD Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2020 (Canada)			25,000	23,125

JM Huber Corp. 144A sr. unsec. notes 9 7/8s, 2019			74,000	84,268

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			57,000	62,700

Lubrizol Corp. (The) sr. unsec. notes 8 7/8s, 2019			245,000	314,650

Methanex Corp. sr. unsec. unsub. notes 3 1/4s, 2019 (Canada)			33,000	33,821

Momentive Performance Materials, Inc. company guaranty sr. notes 8 7/8s, 2020			5,000	5,363

Mosaic Co. (The) sr. unsec. unsub. notes 5 5/8s, 2043			21,000	23,894

Mosaic Co. (The) sr. unsec. unsub. notes 5.45s, 2033			9,000	10,072

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 7s, 2020 (Canada)			30,000	32,063

New Gold, Inc. 144A sr. unsec. notes 6 1/4s, 2022 (Canada)			30,000	31,074

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020			100,000	111,000

Packaging Corp. of America sr. unsec. unsub. notes 4 1/2s, 2023			225,000	240,803

PQ Corp. 144A sr. notes 8 3/4s, 2018			50,000	54,125

Rio Tinto Finance USA PLC company guaranty sr. unsec. unsub. notes 1 5/8s, 2017 (United Kingdom)			525,000	531,165

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. notes 9s, 2019 (Australia)			277,000	363,161

Rock-Tenn Co. company guaranty sr. unsec. unsub. notes 4.45s, 2019			135,000	146,465

Roofing Supply Group, LLC/Roofing Supply Finance, Inc. 144A company guaranty sr. unsec. notes 10s, 2020			95,000	101,175

Ryerson, Inc./Joseph T Ryerson & Son, Inc. company guaranty sr. notes 9s, 2017			40,000	42,800

Sealed Air Corp. 144A sr. unsec. notes 6 1/2s, 2020			47,000	52,875

Sealed Air Corp. 144A sr. unsec. notes 5 1/4s, 2023			40,000	40,800

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr. unsub. notes 7 1/2s, 2025 (Ireland)			30,000	34,500

Steel Dynamics, Inc. company guaranty sr. unsec. notes 7 5/8s, 2020			7,000	7,499

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022			7,000	7,613

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2019			13,000	14,138

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/4s, 2023			4,000	4,140

Taminco Global Chemical Corp. company guaranty sr. sub. notes Ser. REGS, 9 3/4s, 2020 (Belgium)			10,000	11,175

Taminco Global Chemical Corp. 144A sr. notes 9 3/4s, 2020 (Belgium)			63,000	70,403

TMS International Corp. 144A company guaranty sr. unsec. notes 7 5/8s, 2021			30,000	31,950

Tronox Finance, LLC company guaranty sr. unsec. unsub. notes 6 3/8s, 2020			18,000	18,585

USG Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2021			10,000	10,625

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. bonds 6s, 2023			77,000	77,000

Weyerhaeuser Co. sr. unsec. unsub. notes 7 3/8s, 2032(R)			260,000	351,304

				5,970,615
Capital goods (0.8%)

ADS Waste Holdings, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			133,000	143,308

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019			122,000	140,605

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 6 5/8s, 2022			35,000	38,325

B/E Aerospace, Inc. sr. unsec. unsub. notes 5 1/4s, 2022			37,000	40,284

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5 1/4s, 2024			25,000	25,188

Berry Plastics Corp. company guaranty notes 5 1/2s, 2022			24,000	24,135

Berry Plastics Corp. company guaranty unsub. notes 9 3/4s, 2021			74,000	84,360

BlueLine Rental Finance Corp. 144A sr. notes 7s, 2019			43,000	45,903

BOE Merger Corp. 144A sr. unsec. notes 9 1/2s, 2017(PIK)			60,000	63,300

Boeing Capital Corp. sr. unsec. unsub. notes 4.7s, 2019			190,000	214,774

Bombardier, Inc. 144A sr. notes 6 1/8s, 2023 (Canada)			30,000	30,900

Bombardier, Inc. 144A sr. unsec. notes 7 3/4s, 2020 (Canada)			55,000	62,013

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020			140,000	156,450

Covidien International Finance SA company guaranty sr. unsec. unsub. notes 6s, 2017 (Luxembourg)			525,000	600,553

Crown Americas, LLC/Crown Americas Capital Corp. IV company guaranty sr. unsec. notes 4 1/2s, 2023			158,000	153,892

Deere & Co. sr. unsec. unsub. notes 2.6s, 2022			570,000	557,322

Exide Technologies sr. notes 8 5/8s, 2018 (In default)(NON)			20,000	12,000

Gates Global LLC/Gates Global Co. 144A sr. unsec. notes 6s, 2022			25,000	25,000

General Dynamics Corp. company guaranty sr. unsec. unsub. notes 3.6s, 2042			260,000	237,914

General Dynamics Corp. company guaranty sr. unsec. unsub. notes 2 1/4s, 2022			160,000	151,222

Legrand France SA sr. unsec. unsub. debs 8 1/2s, 2025 (France)			331,000	460,338

Manitowoc Co., Inc. (The) company guaranty sr. unsec. notes 5 7/8s, 2022			20,000	21,800

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			80,000	78,800

Oshkosh Corp. company guaranty sr. unsec. notes 5 3/8s, 2022			30,000	30,900

Pittsburgh Glass Works, LLC 144A company guaranty sr. notes 8s, 2018			54,000	58,725

Raytheon Co. sr. unsec. notes 4 7/8s, 2040			195,000	214,835

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. notes 5 3/4s, 2020			53,000	55,915

Tenneco, Inc. company guaranty sr. unsub. notes 6 7/8s, 2020			47,000	51,171

Terex Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020			13,000	14,112

Terex Corp. company guaranty sr. unsec. unsub. notes 6s, 2021			73,000	78,658

TransDigm, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2021			54,000	59,805

TransDigm, Inc. company guaranty sr. unsec. sub. notes 5 1/2s, 2020			10,000	10,164

TransDigm, Inc. 144A sr. unsec. sub. notes 6 1/2s, 2024			13,000	13,536

United Technologies Corp. sr. unsec. notes 5 3/8s, 2017			437,000	496,026

Vander Intermediate Holding II Corp. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			50,000	53,250

Waste Management, Inc. company guaranty sr. unsec. notes 7 3/4s, 2032			305,000	431,924

				4,937,407
Communication services (2.4%)

Adelphia Communications Corp. escrow bonds zero %, 2014			125,000	875

America Movil SAB de CV company guaranty sr. unsec. unsub. notes 2 3/8s, 2016 (Mexico)			205,000	210,804

American Tower Corp. sr. unsec. notes 7s, 2017(R)			317,000	368,910

AT&T, Inc. sr. unsec. unsub. notes 1.7s, 2017			525,000	531,105

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017			27,000	31,421

Cablevision Systems Corp. sr. unsec. unsub. notes 8s, 2020			30,000	34,069

Cablevision Systems Corp. sr. unsec. unsub. notes 7 3/4s, 2018			37,000	41,810

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			57,000	60,705

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5 1/4s, 2022			23,000	23,460

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. bonds 5 1/8s, 2023			50,000	50,438

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 7 3/8s, 2020			33,000	36,011

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 6 5/8s, 2022			34,000	36,550

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsub. notes 7s, 2019			30,000	31,613

CenturyLink, Inc. sr. unsec. unsub. notes 6 3/4s, 2023			50,000	54,625

CenturyLink, Inc. sr. unsec. unsub. notes 5 5/8s, 2020			13,000	13,715

Comcast Corp. company guaranty sr. unsec. unsub. bonds 6 1/2s, 2017			525,000	597,171

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.95s, 2037			539,000	726,594

Comcast Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2035			82,000	106,232

Comcast Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2015			13,000	13,421

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023(R)			80,000	83,400

Crown Castle International Corp. sr. unsec. unsub. notes 4 7/8s, 2022(R)			24,000	24,780

Crown Castle Towers, LLC 144A company guaranty sr. notes 4.883s, 2020			115,000	127,027

CSC Holdings, LLC sr. unsec. unsub. notes 6 3/4s, 2021			30,000	33,150

CSC Holdings, LLC 144A sr. unsec. notes 5 1/4s, 2024			37,000	36,399

Deutsche Telekom International Finance BV company guaranty 8 3/4s, 2030 (Netherlands)			163,000	238,387

DISH DBS Corp. company guaranty sr. unsec. notes 7 7/8s, 2019			42,000	49,875

DISH DBS Corp. company guaranty sr. unsec. notes 6 3/4s, 2021			127,000	144,780

Frontier Communications Corp. sr. unsec. notes 8 1/8s, 2018			20,000	23,400

Frontier Communications Corp. sr. unsec. unsub. notes 7 5/8s, 2024			14,000	15,015

Hughes Satellite Systems Corp. company guaranty sr. notes 6 1/2s, 2019			54,000	60,210

Hughes Satellite Systems Corp. company guaranty sr. unsec. notes 7 5/8s, 2021			39,000	44,655

Intelsat Jackson Holdings SA company guaranty sr. unsec. bonds 6 5/8s, 2022 (Bermuda)			23,000	24,006

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)			47,000	51,465

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 8 1/8s, 2023 (Luxembourg)			94,000	101,638

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 7 3/4s, 2021 (Luxembourg)			233,000	246,689

Koninklijke (Royal) KPN NV sr. unsec. unsub. bonds 8 3/8s, 2030 (Netherlands)			135,000	191,302

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 5/8s, 2020			40,000	44,800

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 1/8s, 2019			10,000	10,913

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 7s, 2020			45,000	49,163

Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 6 1/8s, 2021			50,000	53,563

Mediacom, LLC/Mediacom Capital Corp. sr. unsec. unsub. notes 7 1/4s, 2022			55,000	59,950

Nil International Telecom SCA 144A company guaranty sr. unsec. notes 7 7/8s, 2019 (Luxembourg)			75,000	64,875

Orange SA sr. unsec. unsub. notes 4 1/8s, 2021 (France)			201,000	215,856

PAETEC Holding Corp. company guaranty sr. unsec. notes 9 7/8s, 2018			2,000	2,155

Quebecor Media, Inc. sr. unsec. unsub. notes 5 3/4s, 2023 (Canada)			34,000	34,935

Qwest Corp. sr. unsec. notes 6 3/4s, 2021			336,000	389,001

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025			55,000	64,685

Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4 1/2s, 2043 (Canada)			410,000	399,071

SBA Communications Corp. 144A sr. unsec. notes 4 7/8s, 2022			40,000	39,500

SBA Telecommunications, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2020			14,000	14,840

SES SA 144A company guaranty sr. unsec. notes 3.6s, 2023 (France)			162,000	163,759

Sprint Capital Corp. company guaranty 6 7/8s, 2028			92,000	92,920

Sprint Communications, Inc. sr. unsec. unsub. notes 7s, 2020			27,000	29,700

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9s, 2018			154,000	186,725

Sprint Corp. 144A company guaranty sr. unsec. notes 7 7/8s, 2023			100,000	111,250

Sprint Corp. 144A company guaranty sr. unsec. notes 7 1/4s, 2021			184,000	202,860

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.836s, 2023			7,000	7,621

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.633s, 2021			20,000	21,700

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 5/8s, 2023			67,000	72,695

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.464s, 2019			17,000	17,893

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/4s, 2021			60,000	63,975

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			93,000	98,813

TCI Communications, Inc. sr. unsec. unsub. notes 7 1/8s, 2028			365,000	484,936

Telecom Italia SpA 144A sr. unsec. notes 5.303s, 2024 (Italy)			300,000	301,125

Telefonica Emisiones SAU company guaranty sr. unsec. notes 4.57s, 2023 (Spain)			150,000	159,317

Telefonica Emisiones SAU company guaranty sr. unsec. unsub. notes 3.192s, 2018 (Spain)			185,000	193,339

Time Warner Cable, Inc. company guaranty sr. notes 7.3s, 2038			5,000	6,726

Time Warner Cable, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2039			230,000	296,425

Time Warner Entertainment Co. LP company guaranty sr. unsec. bonds 8 3/8s, 2033			541,000	793,715

Time Warner Entertainment Co. LP company guaranty sr. unsec. bonds 8 3/8s, 2023			88,000	119,014

Verizon Communications, Inc. sr. unsec. unsub. notes 6.4s, 2033			1,615,000	1,980,619

Verizon Communications, Inc. sr. unsec. unsub. notes 2.55s, 2019			525,000	532,714

Verizon New Jersey, Inc. company guaranty sr. unsec. unsub. bonds 8s, 2022			165,000	205,992

Verizon Pennsylvania, Inc. company guaranty sr. unsec. bonds 8.35s, 2030			505,000	657,535

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5s, 2022 (Canada)			54,000	55,485

Vodafone Group PLC sr. unsec. unsub. notes 1 1/4s, 2017 (United Kingdom)			909,000	903,518

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. notes 10 1/4s, 2019			90,000	101,138

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2017			140,000	161,175

Windstream Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2023			24,000	24,330

				13,956,028
Consumer cyclicals (3.0%)

21st Century Fox America, Inc. company guaranty sr. unsec. debs. 7 3/4s, 2024			300,000	383,429

21st Century Fox America, Inc. company guaranty sr. unsec. unsub. debs. 7 3/4s, 2045			458,000	660,334

21st Century Fox America, Inc. company guaranty sr. unsec. unsub. notes 6.2s, 2034			10,000	12,242

Academy, Ltd./Academy Finance Corp. 144A company guaranty sr. unsec. notes 9 1/4s, 2019			15,000	16,088

Amazon.com, Inc. sr. unsec. notes 1.2s, 2017			517,000	513,886

AMC Entertainment, Inc. company guaranty sr. sub. notes 9 3/4s, 2020			35,000	39,900

AMC Entertainment, Inc. company guaranty sr. unsec. sub. notes 5 7/8s, 2022			33,000	34,320

American Media, Inc. 144A notes 13 1/2s, 2018			7,394	7,801

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018			33,000	38,115

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020			72,000	79,380

Beazer Homes USA, Inc. company guaranty sr. unsec. notes 8 1/8s, 2016			15,000	16,575

Bon-Ton Department Stores, Inc. (The) company guaranty notes 10 5/8s, 2017			99,000	99,124

Bon-Ton Department Stores, Inc. (The) company guaranty notes 8s, 2021			17,000	16,193

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2020 (Canada)			63,000	66,623

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2022 (Canada)			30,000	31,056

Building Materials Corp. of America 144A company guaranty sr. notes 7s, 2020			22,000	23,320

Building Materials Corp. of America 144A sr. unsec. notes 6 3/4s, 2021			37,000	39,868

Burlington Coat Factory Warehouse Corp. company guaranty sr. unsec. notes 10s, 2019			47,000	51,289

CBS Corp. company guaranty sr. unsec. debs. 7 7/8s, 2030			325,000	436,729

CBS Outdoor Americas Capital, LLC/CBS Outdoor Americas Capital Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			57,000	58,995

CCM Merger, Inc. 144A company guaranty sr. unsec. notes 9 1/8s, 2019			37,000	39,590

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 5 1/4s, 2021			40,000	41,200

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2024			13,000	13,163

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11s, 2021			155,000	179,025

Ceridian, LLC company guaranty sr. unsec. notes 12 1/4s, 2015(PIK)			42,000	42,042

Ceridian, LLC/Comdata, Inc. 144A company guaranty sr. unsec. unsub. notes 8 1/8s, 2017			30,000	30,150

Cinemark USA, Inc. company guaranty sr. unsec. notes 5 1/8s, 2022			10,000	10,238

Cinemark USA, Inc. company guaranty sr. unsec. notes 4 7/8s, 2023			17,000	16,958

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 7 3/8s, 2021			15,000	16,538

Clear Channel Communications, Inc. company guaranty sr. notes 9s, 2021			30,000	32,100

Clear Channel Communications, Inc. company guaranty sr. notes 9s, 2019			84,000	89,565

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. notes 7 5/8s, 2020			54,000	58,320

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2022			190,000	204,725

Cumulus Media Holdings, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			44,000	46,365

Dana Holding Corp. sr. unsec. unsub. notes 6s, 2023			50,000	53,000

Dana Holding Corp. sr. unsec. unsub. notes 5 3/8s, 2021			23,000	24,035

DH Services Luxembourg Sarl 144A company guaranty sr. unsec. notes 7 3/4s, 2020 (Luxembourg)			60,000	64,350

Dollar General Corp. sr. unsec. notes 3 1/4s, 2023			400,000	377,778

Entercom Radio, LLC company guaranty sr. unsec. sub. notes 10 1/2s, 2019			64,000	73,280

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.95s, 2020			350,000	396,010

FelCor Lodging LP company guaranty sr. notes 6 3/4s, 2019(R)			152,000	161,690

FelCor Lodging LP company guaranty sr. notes 5 5/8s, 2023(R)			15,000	15,450

First Cash Financial Services, Inc. 144A sr. unsec. notes 6 3/4s, 2021 (Mexico)			24,000	25,560

Ford Motor Co. sr. unsec. unsub. bonds 7.7s, 2097			95,000	116,531

Ford Motor Co. sr. unsec. unsub. notes 9.98s, 2047			245,000	380,853

Ford Motor Co. sr. unsec. unsub. notes 7.4s, 2046			140,000	190,736

Ford Motor Credit Co., LLC sr. unsec. notes 8 1/8s, 2020			865,000	1,103,404

Gannett Co., Inc. 144A company guaranty sr. unsec. notes 5 1/8s, 2020			27,000	27,810

Gannett Co., Inc. 144A company guaranty sr. unsec. notes 5 1/8s, 2019			34,000	35,360

Garda World Security Corp. 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2021 (Canada)			67,000	70,430

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 3 1/4s, 2018			243,000	246,645

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 2 3/4s, 2016			232,000	235,480

Gibson Brands, Inc. 144A sr. notes 8 7/8s, 2018			37,000	38,156

GLP Capital LP/GLP Financing II, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2020			57,000	58,710

GLP Capital LP/GLP Financing II, Inc. 144A company guaranty sr. unsec. notes 4 3/8s, 2018			155,000	160,038

Gray Television, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020			63,000	67,883

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2022 (Canada)		CAD	70,000	69,969

Griffey Intermediate, Inc./Griffey Finance Sub, LLC 144A sr. unsec. notes 7s, 2020			$50,000	45,813

Grupo Televisa SAB sr. unsec. unsub. notes 6 5/8s, 2025 (Mexico)			360,000	441,889

Hanesbrands, Inc. company guaranty sr. unsec. notes 6 3/8s, 2020			74,000	80,013

Historic TW, Inc. company guaranty sr. unsec. unsub. bonds 9.15s, 2023			105,000	145,452

Home Depot, Inc. (The) sr. unsec. notes 5.95s, 2041			300,000	375,983

Host Hotels & Resorts LP sr. unsec. unsub. notes 6s, 2021(R)			147,000	169,368

Host Hotels & Resorts LP sr. unsec. unsub. notes 5 1/4s, 2022(R)			293,000	323,015

Howard Hughes Corp. (The) 144A sr. unsec. notes 6 7/8s, 2021			60,000	64,200

Hyatt Hotels Corp. sr. unsec. unsub. notes 3 3/8s, 2023			80,000	78,102

Igloo Holdings Corp. 144A sr. unsec. unsub. notes 8 1/4s, 2017(PIK)			70,000	71,400

Isle of Capri Casinos, Inc. company guaranty sr. unsec. notes 5 7/8s, 2021			27,000	27,304

Isle of Capri Casinos, Inc. company guaranty sr. unsec. sub. notes 8 7/8s, 2020			34,000	36,465

Isle of Capri Casinos, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			53,000	56,578

Jeld-Wen, Inc. 144A sr. notes 12 1/4s, 2017			115,000	124,200

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			45,000	46,013

Jo-Ann Stores, Inc. 144A sr. unsec. notes 8 1/8s, 2019			195,000	199,875

Johnson Controls, Inc. sr. unsec. notes 4.95s, 2064			405,000	410,271

K Hovnanian Enterprises, Inc. 144A sr. notes 7 1/4s, 2020			33,000	35,640

L Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			60,000	68,250

L Brands, Inc. sr. unsec. notes 5 5/8s, 2022			23,000	24,898

Lamar Media Corp. company guaranty sr. sub. notes 5 7/8s, 2022			27,000	28,924

Lamar Media Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2024			40,000	41,400

Lender Processing Services, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2023			57,000	61,346

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 3/4s, 2022			70,000	69,650

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 1/2s, 2019			25,000	25,594

M/I Homes, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			80,000	85,200

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 6.9s, 2029			210,000	262,674

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 5 1/8s, 2042			190,000	201,795

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 4.3s, 2043			500,000	470,205

Marriott International, Inc. sr. unsec. unsub. notes 3s, 2019			350,000	362,412

Masonite International Corp. 144A company guaranty sr. notes 8 1/4s, 2021			130,000	141,700

Mattamy Group Corp. 144A sr. unsec. notes 6 1/2s, 2020 (Canada)			60,000	61,500

MGM Resorts International company guaranty sr. unsec. notes 6 3/4s, 2020			50,000	55,813

MGM Resorts International company guaranty sr. unsec. notes 5 1/4s, 2020			90,000	93,600

MGM Resorts International company guaranty sr. unsec. unsub. notes 8 5/8s, 2019			65,000	77,431

MGM Resorts International company guaranty sr. unsec. unsub. notes 7 3/4s, 2022			30,000	35,175

MGM Resorts International company guaranty sr. unsec. unsub. notes 6 5/8s, 2021			30,000	33,450

MTR Gaming Group, Inc. company guaranty notes 11 1/2s, 2019			272,706	306,453

Navistar International Corp. sr. notes 8 1/4s, 2021			79,000	82,753

Neiman Marcus Group, Inc. 144A company guaranty sr. unsec. notes 8 3/4s, 2021(PIK)			150,000	163,500

Neiman Marcus Group, LLC (The) company guaranty sr. notes 7 1/8s, 2028			40,000	41,400

Nexstar Broadcasting, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2020			50,000	53,875

Nielsen Co. Luxembourg S.a.r.l. (The) 144A company guaranty sr. unsec. notes 5 1/2s, 2021 (Luxembourg)			65,000	67,438

Nielsen Finance, LLC/Nielsen Finance Co. company guaranty sr. unsec. notes 4 1/2s, 2020			30,000	30,225

Nortek, Inc. company guaranty sr. unsec. notes 10s, 2018			130,000	140,075

Nortek, Inc. company guaranty sr. unsec. notes 8 1/2s, 2021			90,000	99,450

O'Reilly Automotive, Inc. company guaranty sr. unsec. unsub. notes 3.85s, 2023			90,000	92,012

Owens Corning company guaranty sr. unsec. notes 9s, 2019			20,000	25,149

Penn National Gaming, Inc. 144A sr. unsec. notes 5 7/8s, 2021			74,000	69,930

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/4s, 2022			43,000	45,258

Petco Animal Supplies, Inc. 144A company guaranty sr. unsec. notes 9 1/4s, 2018			27,000	28,991

Petco Holdings, Inc. 144A sr. unsec. notes 8 1/2s, 2017(PIK)			27,000	27,540

PulteGroup, Inc. company guaranty sr. unsec. notes 7 5/8s, 2017			47,000	54,285

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2032			32,000	36,160

QVC, Inc. company guaranty sr. notes 4.85s, 2024			120,000	125,483

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2023			50,000	51,375

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2022			10,000	10,375

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 9 1/2s, 2019			58,000	62,930

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes 12 1/8s, 2018			63,000	68,355

Sabre Holdings Corp. sr. unsec. unsub. notes 8.35s, 2016			140,000	154,875

Sabre, Inc. 144A sr. notes 8 1/2s, 2019			29,000	32,118

Sinclair Television Group, Inc. company guaranty sr. unsec. notes 6 3/8s, 2021			40,000	42,550

Sinclair Television Group, Inc. company guaranty sr. unsec. notes 5 3/8s, 2021			14,000	14,088

Sinclair Television Group, Inc. sr. unsec. notes 6 1/8s, 2022			20,000	20,900

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 6s, 2024			43,000	44,720

Sirius XM Radio, Inc. 144A sr. unsec. bonds 5 7/8s, 2020			90,000	95,175

Sirius XM Radio, Inc. 144A sr. unsec. notes 5 1/4s, 2022			13,000	13,975

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2021			90,000	92,250

Spectrum Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2022			3,000	3,248

Spectrum Brands, Inc. company guaranty sr. unsec. notes 6 3/8s, 2020			3,000	3,225

Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2020			85,000	91,163

Standard Pacific Corp. company guaranty sr. unsec. notes 6 1/4s, 2021			50,000	53,375

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A sr. notes 6 3/8s, 2021			23,000	22,540

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 7 3/4s, 2020			21,000	22,890

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			23,000	22,828

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2021			20,000	20,250

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A sr. notes 7 3/4s, 2020			54,000	58,995

Townsquare Radio, LLC/Townsquare Radio, Inc. 144A company guaranty sr. unsec. notes 9s, 2019			30,000	33,225

Toyota Motor Credit Corp. sr. unsec. unsub. notes Ser. MTN, 1 1/4s, 2017			525,000	524,638

Travelport, LLC company guaranty sr. unsec. sub. notes 11 7/8s, 2016			35,000	35,700

Travelport, LLC/Travelport Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 13 7/8s, 2016(PIK)			58,928	60,696

TRW Automotive, Inc. 144A company guaranty sr. unsec. notes 4 1/2s, 2021			14,000	14,700

TRW Automotive, Inc. 144A company guaranty sr. unsec. notes 4.45s, 2023			125,000	128,125

Univision Communications, Inc. 144A company guaranty sr. unsec. notes 8 1/2s, 2021			93,000	103,114

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 6 1/2s, 2037			198,000	263,171

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 5s, 2040			120,000	133,764

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 4 7/8s, 2040			655,000	722,385

Walt Disney Co. (The) sr. unsec. notes 2 3/4s, 2021			120,000	121,114

Walt Disney Co. (The) sr. unsec. unsub. notes 4 3/8s, 2041			50,000	51,327

Walt Disney Co. (The) sr. unsec. unsub. notes Ser. MTN, 1.1s, 2017			525,000	522,524

				17,577,662
Consumer staples (1.7%)

Altria Group, Inc. company guaranty sr. unsec. bonds 4s, 2024			128,000	131,302

Altria Group, Inc. company guaranty sr. unsec. notes 9.7s, 2018			42,000	55,034

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 2.85s, 2022			500,000	481,832

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. notes 1 1/4s, 2018			525,000	521,213

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 8.2s, 2039			245,000	374,896

Anheuser-Busch InBev Worldwide, Inc. company guaranty unsec. unsub. notes 5 3/8s, 2020			450,000	519,524

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. company guaranty sr. unsec. unsub. notes 9 3/4s, 2020			14,000	15,873

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			50,000	51,125

B&G Foods, Inc. company guaranty sr. unsec. notes 4 5/8s, 2021			30,000	29,925

Bunge, Ltd. Finance Corp. company guaranty sr. unsec. notes 8 1/2s, 2019			10,000	12,566

Bunge, Ltd. Finance Corp. company guaranty sr. unsec. unsub. notes 4.1s, 2016			90,000	94,533

Burger King Corp. company guaranty sr. unsec. notes 9 7/8s, 2018			70,000	75,075

Cargill, Inc. 144A sr. unsec. notes 4.1s, 2042			315,000	304,237

CEC Entertainment, Inc. 144A sr. unsec. notes 8s, 2022			50,000	51,750

Coca-Cola Co. (The) sr. unsec. unsub. notes 5.35s, 2017			325,000	369,230

Constellation Brands, Inc. company guaranty sr. unsec. notes 4 1/4s, 2023			14,000	13,983

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016			65,000	72,475

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6s, 2022			50,000	56,125

Corrections Corp. of America company guaranty sr. unsec. notes 4 5/8s, 2023(R)			54,000	52,920

Corrections Corp. of America company guaranty sr. unsec. notes 4 1/8s, 2020(R)			13,000	12,903

CVS Caremark Corp. sr. notes 6.036s, 2028			55,410	63,563

CVS Caremark Corp. sr. unsec. unsub. notes 2 1/4s, 2018			525,000	531,424

CVS Pass-Through Trust 144A sr. mtge. notes 4.704s, 2036			267,052	284,441

Dave & Buster's, Inc. company guaranty sr. unsec. unsub. notes 11s, 2018			54,000	57,105

Dean Foods Co. company guaranty sr. unsec. unsub. notes 7s, 2016			47,000	51,348

Delhaize Group SA company guaranty sr. unsec. notes 4 1/8s, 2019 (Belgium)			33,000	34,654

Diageo Capital PLC company guaranty sr. unsec. unsub. notes 1 1/2s, 2017 (United Kingdom)			247,000	249,828

Diageo Investment Corp. company guaranty sr. unsec. debs. 8s, 2022			135,000	176,775

DineEquity, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018			73,000	78,220

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021			137,000	144,878

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7s, 2037			300,000	393,105

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.85s, 2024			515,000	518,815

Hertz Corp. (The) company guaranty sr. unsec. notes 7 1/2s, 2018			37,000	38,758

Hertz Corp. (The) company guaranty sr. unsec. notes 6 1/4s, 2022			53,000	56,114

Hertz Corp. (The) company guaranty sr. unsec. notes 5 7/8s, 2020			23,000	24,035

HJ Heinz Co. company guaranty notes 4 1/4s, 2020			93,000	93,581

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 8 1/4s, 2020 (Brazil)			17,000	18,445

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021 (Brazil)			140,000	150,500

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021 (Brazil)			30,000	32,175

Kerry Group Financial Services 144A company guaranty sr. unsec. notes 3.2s, 2023 (Ireland)			357,000	345,653

Kraft Foods Group, Inc. sr. unsec. unsub. notes 6 1/2s, 2040			350,000	443,231

Landry's Holdings II, Inc. 144A sr. unsec. notes 10 1/4s, 2018			17,000	18,020

Landry's, Inc. 144A sr. unsec. notes 9 3/8s, 2020			122,000	134,200

McDonald's Corp. sr. unsec. bonds 6.3s, 2037			300,000	388,232

McDonald's Corp. sr. unsec. notes 5.7s, 2039			270,000	328,648

Molson Coors Brewing Co. company guaranty sr. unsec. unsub. notes 5s, 2042			230,000	240,646

PepsiCo, Inc. sr. unsec. notes 7.9s, 2018			82,000	102,068

PepsiCo, Inc. sr. unsec. unsub. notes 1 1/4s, 2017			521,000	522,720

Prestige Brands, Inc. 144A sr. unsec. notes 5 3/8s, 2021			42,000	42,945

Revlon Consumer Products Corp. company guaranty sr. unsec. notes 5 3/4s, 2021			67,000	68,843

Rite Aid Corp. company guaranty sr. unsec. unsub. notes 9 1/4s, 2020			57,000	64,980

Smithfield Foods, Inc. sr. unsec. unsub. notes 6 5/8s, 2022			40,000	43,800

Smithfield Foods, Inc. 144A sr. unsec. notes 5 7/8s, 2021			10,000	10,575

Smithfield Foods, Inc. 144A sr. unsec. notes 5 1/4s, 2018			7,000	7,280

Tyson Foods, Inc. company guaranty sr. unsec. unsub. notes 6.6s, 2016			300,000	328,610

United Rentals North America, Inc. company guaranty sr. unsec. notes 7 5/8s, 2022			50,000	56,250

United Rentals North America, Inc. company guaranty sr. unsec. notes 5 3/4s, 2024			24,000	24,930

United Rentals North America, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2023			47,000	50,408

WPP Finance UK company guaranty sr. unsec. notes 8s, 2014 (United Kingdom)			295,000	299,396

				9,815,720
Energy (2.7%)

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2021			20,000	21,400

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			17,000	18,785

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			90,000	94,950

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021			85,000	60,350

Anadarko Finance Co. company guaranty sr. unsec. unsub. notes Ser. B, 7 1/2s, 2031			365,000	496,921

Anadarko Petroleum Corp. sr. notes 5.95s, 2016			21,000	23,261

Anadarko Petroleum Corp. sr. unsec. notes 6.45s, 2036			125,000	159,406

Anadarko Petroleum Corp. sr. unsec. unsub. notes 6.95s, 2019			185,000	226,412

Antero Resources Corp. 144A company guaranty sr. unsec. notes 5 1/8s, 2022			37,000	38,018

Antero Resources Finance Corp. company guaranty sr. unsec. notes 5 3/8s, 2021			43,000	44,613

Apache Corp. sr. unsec. unsub. notes 5.1s, 2040			45,000	49,494

Apache Corp. sr. unsec. unsub. notes 3 1/4s, 2022			192,000	197,488

Athlon Holdings LP/Athlon Finance Corp. 144A company guaranty sr. unsec. notes 7 3/8s, 2021			61,000	66,490

Athlon Holdings LP/Athlon Finance Corp. 144A company guaranty sr. unsec. notes 6s, 2022			24,000	24,840

Atwood Oceanics, Inc. sr. unsec. unsub. notes 6 1/2s, 2020			14,000	14,928

Baytex Energy Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2024 (Canada)			33,000	33,124

Baytex Energy Corp. 144A company guaranty sr. unsec. notes 5 1/8s, 2021 (Canada)			33,000	33,206

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 3.2s, 2016 (United Kingdom)			570,000	595,447

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 1.846s, 2017 (United Kingdom)			525,000	536,188

Calfrac Holdings LP 144A company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			34,000	36,550

Canadian Natural Resources, Ltd. sr. unsec. unsub. notes 5.7s, 2017 (Canada)			1,045,000	1,170,449

Chaparral Energy, Inc. company guaranty sr. unsec. notes 9 7/8s, 2020			77,000	86,818

Chaparral Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2021			17,000	18,658

Chesapeake Energy Corp. company guaranty sr. unsec. notes 5 3/4s, 2023			14,000	15,557

Chesapeake Energy Corp. company guaranty sr. unsec. notes 4 7/8s, 2022			27,000	27,945

Chesapeake Energy Corp. company guaranty sr. unsec. unsub. notes 6 1/8s, 2021			27,000	30,240

Chesapeake Oilfield Operating, LLC/Chesapeake Oilfield Finance, Inc. company guaranty sr. unsec. unsub. notes 6 5/8s, 2019			54,000	58,050

Chevron Corp. sr. unsec. unsub. notes 1.104s, 2017			517,000	514,623

Cimarex Energy Co. company guaranty sr. unsec. notes 4 3/8s, 2024			33,000	33,619

Concho Resources, Inc. company guaranty sr. unsec. notes 6 1/2s, 2022			54,000	59,400

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			54,000	58,050

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022			24,000	25,830

Connacher Oil and Gas, Ltd. 144A notes 8 1/2s, 2019 (Canada)			55,000	43,863

ConocoPhillips Co. company guaranty sr. unsec. notes 1.05s, 2017			525,000	519,943

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			70,000	75,775

CONSOL Energy, Inc. 144A company guaranty sr. unsec. notes 5 7/8s, 2022			33,000	34,568

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021			7,000	7,525

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 5 1/2s, 2022			73,000	74,734

EXCO Resources, Inc. company guaranty sr. unsec. notes 7 1/2s, 2018			34,000	35,020

Exterran Partners LP/EXLP Finance Corp. 144A company guaranty sr. unsec. notes 6s, 2022			57,000	57,855

Forum Energy Technologies, Inc. 144A sr. unsec. notes 6 1/4s, 2021			50,000	53,000

FTS International, Inc. 144A company guaranty sr. notes 6 1/4s, 2022			30,000	30,675

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. unsub. notes 8.146s, 2018 (Russia)			288,000	331,595

Goodrich Petroleum Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2019			60,000	63,900

Gulfport Energy Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2020			135,000	146,138

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 9 3/4s, 2020			10,000	10,913

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2021			124,000	133,300

Hercules Offshore, Inc. 144A company guaranty sr. unsec. notes 7 1/2s, 2021			7,000	6,948

Hercules Offshore, Inc. 144A sr. unsec. notes 8 3/4s, 2021			40,000	42,200

Hess Corp. sr. unsec. unsub. notes 7.3s, 2031			140,000	186,136

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. notes 7 1/4s, 2020			40,000	43,600

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. unsec. notes 5 1/2s, 2022			13,000	13,179

Hilcorp Energy I LP/Hilcorp Finance Co. 144A sr. unsec. notes 5s, 2024			20,000	20,000

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2031			40,000	56,494

Key Energy Services, Inc. company guaranty unsec. unsub. notes 6 3/4s, 2021			63,000	65,520

Kodiak Oil & Gas Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2019			94,000	104,105

Kodiak Oil & Gas Corp. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022			10,000	10,375

Lightstream Resources, Ltd. 144A sr. unsec. notes 8 5/8s, 2020 (Canada)			84,000	88,200

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/4s, 2019			110,000	115,225

Lone Pine Resources Canada, Ltd. escrow company guaranty sr. unsec. unsub. notes 10 3/8s, 2017 (Canada)(F)			59,000	3

Lukoil International Finance BV 144A company guaranty sr. unsec. notes 4.563s, 2023 (Russia)			200,000	192,824

Marathon Petroleum Corp. sr. unsec. unsub. notes 6 1/2s, 2041			125,000	154,368

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 1/2s, 2021 (Canada)			45,000	47,700

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023 (Canada)			20,000	21,250

Milagro Oil & Gas, Inc. company guaranty notes 10 1/2s, 2016 (In default)(NON)			130,000	101,400

National JSC Naftogaz of Ukraine govt. guaranty unsec. notes 9 1/2s, 2014 (Ukraine)			155,000	151,029

Newfield Exploration Co. sr. unsec. notes 5 3/4s, 2022			90,000	99,450

Noble Holding International, Ltd. company guaranty sr. unsec. notes 6.05s, 2041			285,000	321,533

Oasis Petroleum, Inc. company guaranty sr. unsec. notes 6 7/8s, 2023			30,000	32,850

Oasis Petroleum, Inc. 144A company guaranty sr. unsec. unsub. notes 6 7/8s, 2022			90,000	98,100

Offshore Group Investment, Ltd. company guaranty sr. notes 7 1/2s, 2019 (Cayman Islands)			110,000	116,325

Offshore Group Investment, Ltd. company guaranty sr. notes 7 1/8s, 2023 (Cayman Islands)			85,000	86,275

Peabody Energy Corp. company guaranty sr. unsec. notes 7 3/8s, 2016			37,000	40,654

Peabody Energy Corp. company guaranty sr. unsec. unsub. notes 6s, 2018			40,000	41,700

Pertamina Persero PT 144A sr. unsec. unsub. notes 4.3s, 2023 (Indonesia)			200,000	188,750

PetroBakken Energy, Ltd. sr. unsec. notes Ser. REGS, 8 5/8s, 2020 (Canada)			30,000	31,500

Petroleos de Venezuela SA sr. unsec. notes 4.9s, 2014 (Venezuela)			1,175,000	1,169,122

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6s, 2026 (Venezuela)			190,000	122,550

Petroleos Mexicanos 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2045 (Mexico)			150,000	173,782

Petroleos Mexicanos 144A company guaranty sr. unsec. unsub. notes 4 7/8s, 2024 (Mexico)			150,000	159,085

Phillips 66 company guaranty sr. unsec. unsub. notes 2.95s, 2017			525,000	550,216

Plains Exploration & Production Co. company guaranty sr. unsec. notes 6 3/4s, 2022			513,000	582,896

Range Resources Corp. company guaranty sr. sub. notes 6 3/4s, 2020			43,000	46,225

Range Resources Corp. company guaranty sr. unsec. sub. notes 5s, 2022			20,000	21,200

Rose Rock Midstream LP/Rose Rock Finance Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2022			30,000	30,375

Rosetta Resources, Inc. company guaranty sr. unsec. unsub. notes 5 7/8s, 2024			54,000	56,160

Rosetta Resources, Inc. company guaranty sr. unsec. unsub. notes 5 5/8s, 2021			34,000	34,978

Sabine Pass LNG LP company guaranty sr. notes 6 1/2s, 2020			20,000	21,650

Samson Investment Co. 144A sr. unsec. notes 10 3/4s, 2020			113,000	119,074

Sanchez Energy Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2023			25,000	25,813

Seven Generations Energy, Ltd. 144A sr. unsec. notes 8 1/4s, 2020 (Canada)			47,000	51,580

Seventy Seven Energy, Inc. 144A sr. unsec. notes 6 1/2s, 2022			15,000	15,375

Shelf Drilling Holdings, Ltd. 144A sr. notes 8 5/8s, 2018			47,000	50,290

Shell International Finance BV company guaranty sr. unsec. notes 3.1s, 2015 (Netherlands)			585,000	600,936

Shell International Finance BV company guaranty sr. unsec. unsub. notes 5.2s, 2017 (Netherlands)			564,000	626,716

SM Energy Co. sr. unsec. notes 6 5/8s, 2019			20,000	21,200

SM Energy Co. sr. unsec. notes 6 1/2s, 2021			23,000	24,898

SM Energy Co. sr. unsec. unsub. notes 6 1/2s, 2023			10,000	10,875

Spectra Energy Capital, LLC sr. notes 8s, 2019			215,000	271,262

Statoil ASA company guaranty sr. unsec. notes 5.1s, 2040 (Norway)			170,000	193,542

Tervita Corp. 144A sr. unsec. notes 10 7/8s, 2018 (Canada)			14,000	14,256

Total Capital International SA company guaranty sr. unsec. unsub. notes 1.55s, 2017 (France)			517,000	524,403

Unit Corp. company guaranty sr. sub. notes 6 5/8s, 2021			60,000	64,050

Weatherford International, LLC company guaranty sr. unsec. unsub. notes 6.8s, 2037			90,000	110,276

Weatherford International, LLC company guaranty sr. unsec. unsub. notes 6.35s, 2017			100,000	113,628

Weatherford International, Ltd. of Bermuda company guaranty sr. unsec. notes 9 7/8s, 2039 (Bermuda)			270,000	419,777

Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5 3/4s, 2021			104,000	114,140

Williams Companies, Inc. (The) notes 7 3/4s, 2031			4,000	4,820

Williams Companies, Inc. (The) sr. unsec. notes 7 7/8s, 2021			15,000	18,623

Williams Companies, Inc. (The) sr. unsec. notes 4.55s, 2024			240,000	242,376

Williams Partners LP sr. unsec. notes 5.4s, 2044			75,000	80,218

Williams Partners LP sr. unsec. notes 4.3s, 2024			75,000	77,786

WPX Energy, Inc. sr. unsec. unsub. notes 6s, 2022			17,000	18,148

WPX Energy, Inc. sr. unsec. unsub. notes 5 1/4s, 2017			80,000	85,200

				15,835,108
Financials (8.7%)

Abbey National Treasury Services PLC of Stamford, CT company guaranty sr. unsec. unsub. notes 1 3/8s, 2017			564,000	566,393

Aflac, Inc. sr. unsec. notes 8 1/2s, 2019			315,000	406,156

Aflac, Inc. sr. unsec. notes 6.9s, 2039			135,000	180,177

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8s, 2031			20,000	25,550

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8s, 2020			24,000	29,160

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			44,000	53,020

Ally Financial, Inc. unsec. sub. notes 8s, 2018			30,000	35,625

American Express Co. sr. unsec. notes 7s, 2018			330,000	392,420

American Express Co. sr. unsec. notes 6.15s, 2017			200,000	228,852

American International Group, Inc. jr. sub. FRB bonds 8.175s, 2058			321,000	442,178

American International Group, Inc. sr. unsec. Ser. MTN, 5.85s, 2018			639,000	729,749

American International Group, Inc. sr. unsec. unsub. notes 3.8s, 2017			525,000	561,019

ARC Properties Operating Partnership LP/Clark Acquisition, LLC 144A company guaranty sr. unsec. unsub. notes 4.6s, 2024(R)			240,000	246,124

Associates Corp. of North America sr. unsec. notes 6.95s, 2018			235,000	280,647

AXA SA 144A jr. unsec. sub. FRN notes 6.463s, perpetual maturity (France)			310,000	332,088

AXA SA 144A jr. unsec. sub. FRN notes 6.379s, perpetual maturity (France)			255,000	276,675

Banco del Estado de Chile 144A sr. unsec. notes 2s, 2017 (Chile)			390,000	394,925

Bank of America Corp. sr. unsec. unsub. notes 2s, 2018			517,000	520,336

Bank of America, NA sub. notes Ser. BKNT, 5.3s, 2017			750,000	824,876

Bank of Montreal sr. unsec. unsub. notes Ser. MTN, 2 1/2s, 2017 (Canada)			517,000	537,825

Bank of New York Mellon Corp. (The) sr. unsec. unsub. notes 1.969s, 2017			445,000	454,879

Bank of New York Mellon Corp. (The) 144A sr. unsec. notes Ser. MTN, 2 1/2s, 2016			65,000	66,926

Bank of Nova Scotia sr. unsec. unsub. notes 1 3/8s, 2017 (Canada)			525,000	523,824

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) 144A sr. unsec. notes 1.2s, 2017 (Japan)			450,000	449,000

Barclays Bank PLC 144A sub. notes 10.179s, 2021 (United Kingdom)			199,000	275,259

Barclays PLC jr. unsec. sub. FRB bonds 6 5/8s, perpetual maturity (United Kingdom)			731,400	724,086

BBVA International Preferred SAU bank guaranty jr. unsec. sub. FRB bonds 5.919s, perpetual maturity (Spain)			455,000	474,338

Bear Stearns Cos., LLC (The) sr. unsec. unsub. notes 7 1/4s, 2018			46,000	54,743

Bear Stearns Cos., LLC (The) sr. unsec. unsub. notes 5.7s, 2014			155,000	157,981

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. unsub. notes 4.3s, 2043			151,000	150,258

BNP Paribas SA bank guaranty sr. unsec. unsub. notes Ser. MTN, 1 3/8s, 2017 (France)			564,000	564,606

BNP Paribas SA sr. unsec. notes Ser. MTN, 2 3/8s, 2017 (France)			190,000	194,365

BNP Paribas SA 144A jr. unsec. sub. FRN notes 5.186s, perpetual maturity (France)			261,000	265,894

BPCE SA 144A unsec. sub. notes 5.7s, 2023 (France)			265,000	291,794

BPCE SA 144A unsec. sub. notes 5.15s, 2024 (France)			200,000	211,473

Camden Property Trust sr. unsec. notes 4 7/8s, 2023(R)			140,000	153,717

CB Richard Ellis Services, Inc. company guaranty sr. unsec. notes 6 5/8s, 2020			47,000	49,879

CBL & Associates LP company guaranty sr. unsec. unsub. notes 5 1/4s, 2023(R)			440,000	469,114

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2023			43,000	43,430

CIT Group, Inc. sr. unsec. notes 5s, 2023			27,000	27,675

CIT Group, Inc. sr. unsec. notes 5s, 2022			170,000	175,950

CIT Group, Inc. sr. unsec. unsub. notes 5 3/8s, 2020			37,000	39,717

CIT Group, Inc. sr. unsec. unsub. notes 3 7/8s, 2019			24,000	24,374

CIT Group, Inc. 144A company guaranty notes 5 1/2s, 2019			44,000	47,685

Citigroup, Inc. sr. unsec. unsub. notes 4.45s, 2017			525,000	565,430

Citigroup, Inc. sub. notes 5s, 2014			180,000	181,594

Commerzbank AG 144A unsec. sub. notes 8 1/8s, 2023 (Germany)			625,000	758,444

Commonwealth Bank of Australia of New York, NY sr. unsec. unsub. bonds 1 1/8s, 2017			718,000	717,884

Community Choice Financial, Inc. company guaranty sr. notes 10 3/4s, 2019			33,000	28,215

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA of Netherlands (Rabobank Nederland) bank guaranty sr. unsec. notes 3 3/8s, 2017 (Netherlands)			470,000	497,710

Credit Acceptance Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2021			47,000	49,115

Credit Suisse Group AG 144A jr. unsec. sub. FRN notes 7 1/2s, perpetual maturity (Switzerland)			225,000	249,188

DDR Corp. sr. unsec. unsub. notes 7 7/8s, 2020(R)			250,000	316,340

Deutsche Bank AG/London sr. unsec. notes 6s, 2017 (United Kingdom)			517,000	587,654

DFC Finance Corp. 144A company guaranty sr. notes 10 1/2s, 2020			60,000	61,275

Duke Realty LP sr. unsec. notes 6 1/2s, 2018(R)			339,000	387,585

E*Trade Financial Corp. sr. unsec. unsub. notes 6 3/8s, 2019			87,000	94,178

EPR Properties unsec. notes 5 1/4s, 2023(R)			280,000	292,356

Fifth Third Bancorp jr. unsec. sub. FRB bonds 5.1s, perpetual maturity			93,000	89,350

Five Corners Funding Trust 144A unsec. bonds 4.419s, 2023			345,000	364,024

GE Capital Trust I unsec. sub. FRB bonds 6 3/8s, 2067			1,450,000	1,613,125

General Electric Capital Corp. sr. unsec. notes 6 3/4s, 2032			595,000	784,900

General Electric Capital Corp. sr. unsec. notes Ser. MTN, 5.4s, 2017			781,000	867,024

Genworth Holdings, Inc. company guaranty jr. unsec. sub. FRB bonds 6.15s, 2066			439,000	417,599

Genworth Holdings, Inc. sr. unsec. unsub. notes 7.7s, 2020			440,000	542,251

Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019			1,105,000	1,347,413

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes Ser. GLOB, 2 3/8s, 2018			265,000	269,117

Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 5 1/8s, 2022			160,000	181,938

HBOS PLC 144A unsec. sub. bonds 6s, 2033 (United Kingdom)			345,000	383,916

HCP, Inc. sr. unsec. unsub. notes 3.15s, 2022(R)			335,000	330,614

Highwood Realty LP sr. unsec. bonds 5.85s, 2017(R)			290,000	322,321

Hockey Merger Sub 2, Inc. 144A sr. unsec. notes 7 7/8s, 2021			57,000	61,061

HSBC Capital Funding LP 144A bank guaranty jr. unsec. sub. FRB bonds 10.176s, perpetual maturity (Jersey)			125,000	186,563

HSBC Finance Capital Trust IX FRN notes 5.911s, 2035			400,000	417,000

HSBC Finance Corp. sr. unsec. sub. notes 6.676s, 2021			650,000	777,336

HSBC USA Capital Trust I 144A jr. bank guaranty unsec. notes 7.808s, 2026			350,000	354,469

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6s, 2020			105,000	112,481

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2022			57,000	59,708

ING Bank NV 144A unsec. sub. notes 5.8s, 2023 (Netherlands)			1,365,000	1,539,907

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019			20,000	22,350

International Lease Finance Corp. sr. unsec. unsub. notes 5 7/8s, 2022			44,000	47,960

International Lease Finance Corp. sr. unsec. unsub. notes 4 7/8s, 2015			210,000	214,725

iStar Financial, Inc. sr. unsec. notes 7 1/8s, 2018(R)			33,000	36,754

iStar Financial, Inc. sr. unsec. notes 5s, 2019(R)			5,000	5,000

JPMorgan Chase & Co. jr. unsec. sub. FRN notes 7.9s, perpetual maturity			136,000	151,980

JPMorgan Chase & Co. sr. unsec. unsub. notes 2s, 2017			523,000	531,866

KeyCorp sr. unsec. unsub. notes Ser. MTN, 2.3s, 2018			514,000	519,991

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.8s, 2037			390,000	460,200

Liberty Mutual Group, Inc. 144A notes 6 1/2s, 2035			84,000	102,893

Liberty Mutual Insurance Co. 144A notes 7.697s, 2097			135,000	152,058

Lloyds Banking Group PLC jr. unsec. sub. FRB bonds 7 1/2s, perpetual maturity (United Kingdom)			740,000	787,360

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN notes 6.657s, perpetual maturity (United Kingdom)			110,000	123,200

Macquarie Bank, Ltd. 144A sr. unsec. notes 3.45s, 2015 (Australia)			160,000	164,614

Merrill Lynch & Co., Inc. unsec. sub. FRN notes 0.991s, 2026			100,000	89,610

Merrill Lynch & Co., Inc. unsec. sub. notes 6.11s, 2037			440,000	507,600

MetLife Capital Trust IV 144A jr. unsec. sub. notes 7 7/8s, 2037			385,000	478,363

MetLife, Inc. sr. unsec. unsub. notes 6 3/4s, 2016			540,000	600,083

Mid-America Apartments LP sr. unsec. notes 4.3s, 2023(R)			370,000	385,930

Morgan Stanley sr. unsec. notes 4 3/4s, 2017			516,000	561,789

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6 7/8s, 2021(R)			45,000	49,050

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022(R)			115,000	123,913

National Australia Bank, Ltd./New York sr. unsec. notes 2.3s, 2018 (Australia)			525,000	534,832

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. notes 7 7/8s, 2020			90,000	94,613

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2021			50,000	50,125

Nationwide Financial Services, Inc. notes 5 5/8s, 2015			425,000	435,733

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 5 7/8s, 2022			75,000	80,063

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 5 5/8s, 2020			45,000	47,588

Nuveen Investments, Inc. 144A sr. unsec. notes 9 1/8s, 2017			55,000	59,606

Ocwen Financial Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2019			30,000	30,975

OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033			1,129,000	1,180,263

PHH Corp. sr. unsec. unsub. notes 7 3/8s, 2019			34,000	38,845

PHH Corp. sr. unsec. unsub. notes 6 3/8s, 2021			50,000	52,875

PNC Bank, NA sr. unsec. unsub. notes Ser. BKNT, 1 1/8s, 2017			525,000	526,458

Primerica, Inc. sr. unsec. unsub. notes 4 3/4s, 2022			267,000	290,661

Progressive Corp. (The) jr. unsec. sub. FRN notes 6.7s, 2037			275,000	305,938

Provident Funding Associates LP/PFG Finance Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2021			57,000	57,713

Provident Funding Associates LP/PFG Finance Corp. 144A sr. notes 10 1/8s, 2019			54,000	58,590

Prudential Financial, Inc. jr. unsec. sub. FRN notes 8 7/8s, 2038			320,000	390,800

Prudential Financial, Inc. jr. unsec. sub. FRN notes 5 5/8s, 2043			141,000	151,399

Prudential Financial, Inc. jr. unsec. sub. FRN notes 5.2s, 2044			157,000	159,159

Prudential Holdings, LLC 144A sr. notes Ser. B, 7.245s, 2023			205,000	253,073

Realty Income Corp. sr. unsec. notes 4.65s, 2023(R)			120,000	128,853

Royal Bank of Canada sr. unsec. unsub. notes Ser. GMTN, 2.2s, 2018 (Canada)			525,000	536,115

Royal Bank of Scotland Group PLC jr. sub. unsec. FRN notes Ser. U, 7.64s, perpetual maturity (United Kingdom)			125,000	133,125

Royal Bank of Scotland Group PLC unsec. sub. notes 6s, 2023 (United Kingdom)			60,000	64,872

Royal Bank of Scotland Group PLC unsec. sub. notes 5 1/8s, 2024 (United Kingdom)			560,000	568,623

Royal Bank of Scotland Group PLC unsec. sub. notes 4.7s, 2018 (United Kingdom)			505,000	535,789

Santander Holdings USA, Inc. sr. unsec. unsub. notes 4 5/8s, 2016			93,000	98,841

Santander Issuances SAU 144A bank guaranty unsec. sub. notes 5.911s, 2016 (Spain)			300,000	315,471

Sberbank of Russia Via SB Capital SA 144A sr. notes 4.95s, 2017 (Russia)			300,000	315,900

Simon Property Group LP sr. unsec. unsub. notes 5 1/4s, 2016(R)			7,000	7,646

Simon Property Group LP sr. unsec. unsub. notes 3 3/8s, 2022(R)			155,000	159,628

Simon Property Group LP 144A sr. unsec. unsub. notes 1 1/2s, 2018			476,000	472,710

SLM Corp. sr. unsec. unsub. notes Ser. MTN, 8.45s, 2018			54,000	63,855

Societe Generale SA 144A jr. unsec. sub. FRB bonds 7 7/8s, perpetual maturity (France)			210,000	227,850

Springleaf Finance Corp. sr. unsec. unsub. notes 7 3/4s, 2021			25,000	28,125

Springleaf Finance Corp. sr. unsec. unsub. notes 6s, 2020			173,000	179,055

Standard Chartered PLC unsec. sub. notes 5.7s, 2022 (United Kingdom)			595,000	656,529

Svenska Handelsbanken AB bank guaranty sr. unsec. notes 2 7/8s, 2017 (Sweden)			272,000	284,588

Swiss Re Treasury US Corp. 144A company guaranty sr. unsec. notes 4 1/4s, 2042			435,000	419,012

TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes 8 1/2s, 2018			17,000	18,020

Travelers Property Casuality Corp. sr. unsec. unsub. bonds 7 3/4s, 2026			190,000	260,389

UBS AG of Stamford, CT sr. unsec. unsub. notes Ser. BKNT, 5 7/8s, 2017			469,000	535,672

US Bank of NA of Cincinnati, OH sr. unsec. notes Ser. BKNT, 1.1s, 2017			550,000	552,074

VTB Bank OJSC Via VTB Capital SA sr. unsec. notes Ser. 6, 6 1/4s, 2035 (Russia)			500,000	516,875

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)			1,887,000	2,033,431

VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95s, 2022 (Russia)			200,000	204,000

Wachovia Bank NA sub. notes Ser. BKNT, 6s, 2017			500,000	572,852

Wachovia Corp. sr. unsec. notes 5 3/4s, 2017			60,000	67,849

Walter Investment Management Corp. 144A company guaranty sr. unsec. notes 7 7/8s, 2021			40,000	41,800

Wells Fargo & Co. sr. unsec. notes 2.1s, 2017			517,000	530,253

Westpac Banking Corp. sr. unsec. bonds 3s, 2015 (Australia)			155,000	160,489

Westpac Banking Corp. sr. unsec. notes 4 7/8s, 2019 (Australia)			80,000	89,824

Westpac Banking Corp. sr. unsec. unsub. notes 2 1/4s, 2018 (Australia)			95,000	96,787

Weyerhaeuser Real Estate Co. 144A sr. unsec. unsub. notes 5 7/8s, 2024			20,000	20,575

WP Carey, Inc. sr. unsec. unsub. notes 4.6s, 2024			170,000	176,814

ZFS Finance USA Trust V 144A FRB bonds 6 1/2s, 2037			426,000	455,288

				51,210,024
Health care (1.6%)

AbbVie, Inc. sr. unsec. unsub. notes 2.9s, 2022			525,000	507,693

AbbVie, Inc. sr. unsec. unsub. notes 1 3/4s, 2017			471,000	473,569

Acadia Healthcare Co., Inc. company guaranty sr. unsec. notes 6 1/8s, 2021			100,000	105,000

Acadia Healthcare Co., Inc. 144A company guaranty sr. unsec. notes 5 1/8s, 2022			50,000	50,125

Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037			318,000	422,658

Amgen, Inc. sr. unsec. notes 3.45s, 2020			500,000	523,602

Amgen, Inc. sr. unsec. unsub. notes 2 1/8s, 2017			525,000	538,094

AstraZeneca PLC sr. unsec. unsub. notes 6.45s, 2037 (United Kingdom)			99,000	128,156

AstraZeneca PLC sr. unsub. notes 5.9s, 2017 (United Kingdom)			525,000	600,237

Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. company guaranty sr. unsec. notes 7 3/4s, 2019			40,000	42,600

Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. company guaranty sr. unsec. notes 6s, 2021			50,000	53,000

Capsugel SA 144A sr. unsec. notes 7s, 2019 (Luxembourg)(PIK)			44,000	45,320

Catamaran Corp. company guaranty sr. unsec. bonds 4 3/4s, 2021			50,000	50,500

Centene Corp. sr. unsec. unsub. notes 4 3/4s, 2022			50,000	50,750

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2018			10,000	10,488

CHS/Community Health Systems, Inc. company guaranty sr. unsec. unsub. notes 8s, 2019			20,000	21,900

CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 5 1/8s, 2021			10,000	10,250

CHS/Community Health Systems, Inc. 144A company guaranty sr. unsec. notes 6 7/8s, 2022			10,000	10,600

CIGNA Corp. sr. unsec. unsub. notes 4 1/2s, 2021			350,000	384,625

ConvaTec Healthcare D Sarl 144A sr. notes 7 3/8s, 2017 (Luxembourg)		EUR	100,000	144,430

Crimson Merger Sub, Inc. 144A sr. unsec. notes 6 5/8s, 2022			$73,000	72,453

DaVita HealthCare Partners, Inc. company guaranty sr. unsec. notes 5 1/8s, 2024			60,000	60,375

Endo Finance, LLC 144A company guaranty sr. unsec. notes 5 3/4s, 2022			23,000	23,575

Endo Finance, LLC & Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 5 3/8s, 2023			40,000	40,100

Envision Healthcare Corp. 144A company guaranty sr. unsec. notes 5 1/8s, 2022			20,000	20,175

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2019			43,000	46,870

HCA, Inc. company guaranty sr. notes 3 3/4s, 2019			90,000	91,013

HCA, Inc. sr. notes 6 1/2s, 2020			160,000	179,600

HCA, Inc. sr. unsec. notes 7 1/2s, 2022			14,000	16,170

Health Net, Inc. sr. unsec. bonds 6 3/8s, 2017			87,000	95,591

IASIS Healthcare, LLC/IASIS Capital Corp. company guaranty sr. unsec. notes 8 3/8s, 2019			44,000	46,915

IMS Health, Inc. 144A sr. unsec. notes 6s, 2020			24,000	25,200

Jaguar Holding Co. I 144A sr. unsec. notes 9 3/8s, 2017(PIK)			45,000	46,575

Jaguar Holding Co.II/Jaguar Merger Sub, Inc. 144A sr. unsec. notes 9 1/2s, 2019			75,000	81,938

JLL/Delta Dutch Newco BV 144A sr. unsec. notes 7 1/2s, 2022 (Netherlands)			74,000	76,590

Johnson & Johnson sr. unsec. notes 5.15s, 2018			329,000	375,307

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty notes 10 1/2s, 2018			103,000	116,776

Merck & Co., Inc. sr. unsec. unsub. notes 1.3s, 2018			453,000	448,501

Mylan, Inc./PA company guaranty sr. unsec. notes 2.6s, 2018			45,000	45,742

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022(R)			65,000	70,246

Omega Healthcare Investors, Inc. 144A sr. unsec. notes 4.95s, 2024(R)			220,000	224,700

Par Pharmaceutical Cos., Inc. company guaranty sr. unsec. unsub. notes 7 3/8s, 2020			70,000	75,250

Quest Diagnostics, Inc. company guaranty sr. unsec. notes 6.95s, 2037			60,000	72,798

Salix Pharmaceuticals, Ltd. 144A company guaranty sr. unsec. notes 6s, 2021			17,000	18,233

Service Corp. International sr. unsec. unsub. notes 5 3/8s, 2022			54,000	55,890

Service Corp. International 144A sr. unsec. unsub. notes 5 3/8s, 2024			244,000	249,490

Teleflex, Inc. company guaranty sr. unsec. sub. notes 6 7/8s, 2019			40,000	42,300

Teleflex, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2024			30,000	30,300

Tenet Healthcare Corp. company guaranty sr. bonds 4 1/2s, 2021			24,000	24,150

Tenet Healthcare Corp. company guaranty sr. bonds 4 3/8s, 2021			44,000	43,725

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018			63,000	70,166

Tenet Healthcare Corp. company guaranty sr. notes 6s, 2020			60,000	65,100

Teva Pharmaceutical Finance II BV/Teva Pharmaceutical Finance III, LLC company guaranty sr. unsec. unsub. notes 3s, 2015 (Curacao)			410,000	420,015

United Surgical Partners International, Inc. company guaranty sr. unsec. unsub. notes 9s, 2020			47,000	51,876

UnitedHealth Group, Inc. sr. unsec. notes 6s, 2018			235,000	271,130

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4 5/8s, 2041			345,000	361,226

UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.95s, 2042			540,000	504,208

UnitedHealth Group, Inc. sr. unsec. unsub. notes 2 3/4s, 2023			535,000	519,108

Valeant Pharmaceuticals International 144A company guaranty sr. notes 7s, 2020			17,000	18,063

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 7/8s, 2018			13,000	13,601

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 3/8s, 2020			73,000	77,563

Valeant Pharmaceuticals International 144A sr. notes 6 3/4s, 2017			17,000	17,723

Valeant Pharmaceuticals International 144A sr. unsec. notes 6 3/4s, 2018			37,000	39,868

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2021			4,000	4,115

WellCare Health Plans, Inc. sr. unsec. notes 5 3/4s, 2020			40,000	42,600

				9,466,507
Technology (1.2%)

ACI Worldwide, Inc. 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2020			70,000	73,675

Apple, Inc. sr. unsec. unsub. notes 3.85s, 2043			138,000	127,364

Apple, Inc. sr. unsec. unsub. notes 3.45s, 2024			275,000	277,143

Apple, Inc. sr. unsec. unsub. notes 2.1s, 2019			25,000	25,143

Avaya, Inc. 144A company guaranty notes 10 1/2s, 2021			34,000	31,365

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019			97,000	97,000

Cisco Systems, Inc. company guaranty sr. unsec. unsub. notes 3.15s, 2017			595,000	628,112

Cisco Systems, Inc. sr. unsec. unsub. notes 1.1s, 2017			238,000	238,739

eBay, Inc. sr. unsec. unsub. notes 1.35s, 2017			525,000	527,470

Epicor Software Corp. company guaranty sr. unsec. notes 8 5/8s, 2019			27,000	29,059

Fidelity National Information Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2022			76,000	79,899

First Data Corp. company guaranty sr. unsec. notes 12 5/8s, 2021			45,000	55,406

First Data Corp. company guaranty sr. unsec. notes 11 1/4s, 2021			40,000	46,700

First Data Corp. company guaranty sr. unsec. sub. notes 11 3/4s, 2021			84,000	99,645

First Data Corp. 144A company guaranty notes 8 1/4s, 2021			257,000	281,415

First Data Corp. 144A company guaranty sr. notes 7 3/8s, 2019			33,000	35,434

First Data Holdings, Inc. 144A sr. unsec. notes 14 1/2s, 2019(PIK)			30,875	34,271

Freescale Semiconductor, Inc. company guaranty sr. unsec. notes 10 3/4s, 2020			29,000	32,770

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 5s, 2021			44,000	45,100

Freescale Semiconductor, Inc. 144A sr. notes 6s, 2022			54,000	57,645

Hewlett-Packard Co. sr. unsec. notes 5 1/2s, 2018			183,000	207,006

Hewlett-Packard Co. sr. unsec. unsub. notes 2.6s, 2017			447,000	461,996

Honeywell International, Inc. sr. unsec. unsub. notes 5 3/8s, 2041			255,000	304,165

Honeywell International, Inc. sr. unsec. unsub. notes 4 1/4s, 2021			150,000	166,050

IBM Corp. sr. unsec. unsub. notes 1 7/8s, 2022			675,000	624,285

Infor US, Inc. company guaranty sr. unsec. unsub. notes 11 1/2s, 2018			24,000	27,270

Intel Corp. sr. unsec. unsub. notes 1.35s, 2017			525,000	525,148

Iron Mountain, Inc. company guaranty sr. sub. notes 7 3/4s, 2019			23,000	25,156

Iron Mountain, Inc. company guaranty sr. unsec. unsub. notes 6s, 2023			47,000	50,819

Jabil Circuit, Inc. sr. unsec. notes 8 1/4s, 2018			50,000	59,563

Micron Technology, Inc. 144A sr. unsec. notes 5 7/8s, 2022			85,000	91,163

Microsoft Corp. sr. unsec. unsub. notes 4.2s, 2019			475,000	528,702

Oracle Corp. sr. unsec. unsub. notes 5 3/8s, 2040			310,000	352,397

Oracle Corp. sr. unsec. unsub. notes 2 1/2s, 2022			200,000	191,345

SoftBank Corp. 144A sr. unsec. notes 4 1/2s, 2020 (Japan)			200,000	203,250

SunGard Data Systems, Inc. company guaranty sr. unsec. sub. notes 6 5/8s, 2019			33,000	34,733

SunGard Data Systems, Inc. 144A sr. unsec. notes 7 5/8s, 2020			53,000	57,770

Syniverse Holdings, Inc. company guaranty sr. unsec. notes 9 1/8s, 2019			34,000	36,423

Xerox Corp. sr. unsec. notes 6 3/4s, 2039			40,000	48,501

Xerox Corp. sr. unsec. unsub. notes 5 5/8s, 2019			164,000	188,381

				7,007,478
Transportation (0.2%)

Air Medical Group Holdings, Inc. company guaranty sr. notes 9 1/4s, 2018			92,000	98,095

Burlington Northern Santa Fe, LLC sr. unsec. notes 5.4s, 2041			65,000	74,075

Burlington Northern Santa Fe, LLC sr. unsec. unsub. notes 5 3/4s, 2040			300,000	357,956

CSX Corp. sr. unsec. unsub. notes 4.1s, 2044			370,000	348,769

Delta Air Lines, Inc. sr. notes Ser. A, 7 3/4s, 2019			104,250	122,494

FedEx Corp. company guaranty sr. unsec. unsub. notes 2 5/8s, 2022			75,000	72,023

Kansas City Southern de Mexico SA de CV sr. unsec. unsub. notes 2.35s, 2020			39,000	37,330

Kansas City Southern Railway Co. (The) company guaranty sr. unsec. notes 4.3s, 2043			71,000	67,398

United AirLines, Inc. pass-through certificates Ser. 07-A, 6.636s, 2022			93,451	103,263

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023			43,000	43,860

				1,325,263
Utilities and power (2.1%)

AES Corp./Virginia (The) sr. unsec. notes 8s, 2020			30,000	36,075

AES Corp./Virginia (The) sr. unsec. unsub. notes 8s, 2017			75,000	87,375

AES Corp./Virginia (The) sr. unsec. unsub. notes 7 3/8s, 2021			100,000	117,000

AES Corp./Virginia (The) sr. unsec. unsub. notes 4 7/8s, 2023			20,000	19,800

Appalachian Power Co. sr. notes Ser. L, 5.8s, 2035			120,000	144,338

Appalachian Power Co. sr. unsec. unsub. notes 4.6s, 2021			245,000	273,092

Arizona Public Services Co. sr. unsec. notes 4 1/2s, 2042			60,000	62,430

Beaver Valley Funding Corp. sr. bonds 9s, 2017			62,000	65,416

Boardwalk Pipelines LP company guaranty sr. unsec. notes 5 7/8s, 2016			288,000	316,400

Calpine Corp. 144A company guaranty sr. notes 7 7/8s, 2020			56,000	60,830

Calpine Corp. 144A company guaranty sr. notes 6s, 2022			13,000	14,024

Calpine Corp. 144A company guaranty sr. notes 5 7/8s, 2024			10,000	10,525

Colorado Interstate Gas Co., LLC sr. unsec. debs. 6.85s, 2037			25,000	29,626

Commonwealth Edison Co. 1st mtge. bonds 5.9s, 2036			208,000	259,391

Consolidated Edison Co. of New York sr. unsec. notes 7 1/8s, 2018			334,000	405,811

Consolidated Edison Co. of New York sr. unsec. unsub. notes 4.2s, 2042			205,000	202,680

DPL, Inc. sr. unsec. notes 6 1/2s, 2016			73,000	78,658

Duke Energy Corp. sr. unsec. unsub. notes 2.15s, 2016			435,000	447,489

Dynegy Holdings, LLC escrow bonds 7 3/4s, 2019			200,000	250

EDP Finance BV 144A sr. unsec. notes 5 1/4s, 2021 (Netherlands)			200,000	211,913

El Paso, LLC company guaranty sr. notes 7s, 2017			105,000	118,519

El Paso, LLC sr. notes Ser. GMTN, 7 3/4s, 2032			17,000	18,615

Electricite de France (EDF) 144A jr. unsec. sub. FRN notes 5 5/8s, perpetual maturity (France)			835,000	872,325

Electricite de France (EDF) 144A sr. unsec. notes 6.95s, 2039 (France)			70,000	93,055

Electricite de France (EDF) 144A sr. unsec. notes 6 1/2s, 2019 (France)			245,000	291,943

Electricite de France (EDF) 144A unsec. sub. FRN notes 5 1/4s, perpetual maturity (France)			1,180,000	1,203,506

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. sr. notes 10s, 2020			76,000	7,220

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A sr. notes 10s, 2020			37,000	3,515

Energy Transfer Equity LP company guaranty sr. unsec. notes 7 1/2s, 2020			34,000	39,270

Energy Transfer Partners LP sr. unsec. unsub. notes 6 1/2s, 2042			140,000	166,968

Energy Transfer Partners LP sr. unsec. unsub. notes 5.2s, 2022			120,000	132,916

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. notes 4.85s, 2042			375,000	387,783

EP Energy, LLC/EP Energy Finance, Inc. sr. unsec. notes 9 3/8s, 2020			87,000	100,050

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. notes 6 7/8s, 2019			34,000	36,253

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2022			30,000	33,825

FirstEnergy Corp. sr. unsec. unsub. notes 4 1/4s, 2023			196,000	195,200

FirstEnergy Corp. sr. unsec. unsub. notes 2 3/4s, 2018			33,000	33,395

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020			57,000	61,988

ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018			225,000	251,272

Kansas Gas and Electric Co. bonds 5.647s, 2021			46,448	49,920

Kinder Morgan Energy Partners LP sr. unsec. unsub. notes 3 1/2s, 2021			505,000	512,005

Kinder Morgan, Inc./DE 144A sr. notes 5s, 2021			266,000	274,645

MidAmerican Funding, LLC sr. bonds 6.927s, 2029			430,000	560,918

Nevada Power Co. mtge. notes 7 1/8s, 2019			310,000	379,591

NiSource Finance Corp. company guaranty sr. unsec. notes 6 1/8s, 2022			130,000	153,652

NRG Energy, Inc. company guaranty sr. unsec. notes 7 7/8s, 2021			110,000	121,963

NSTAR Electric Co. sr. unsec. unsub. notes 2 3/8s, 2022 (Canada)			350,000	334,153

Oncor Electric Delivery Co., LLC sr. notes 4.1s, 2022			135,000	145,130

Pacific Gas & Electric Co. sr. unsec. notes 6.05s, 2034			153,000	189,217

Potomac Edison Co. 144A sr. bonds 5.8s, 2016			985,000	1,061,210

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 4.2s, 2022			465,000	497,540

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 3.4s, 2023			15,000	15,021

Public Service Electric & Gas Co. sr. notes Ser. MTN, 5 1/2s, 2040			215,000	261,335

Puget Sound Energy, Inc. jr. sub. FRN notes Ser. A, 6.974s, 2067			337,000	353,617

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022			53,000	57,571

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			34,000	35,530

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4 1/2s, 2023			44,000	43,560

Southern Star Central Corp. 144A sr. unsec. notes 5 1/8s, 2022			60,000	60,450

Teco Finance, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2015			5,000	5,252

Texas Competitive/Texas Competitive Electric Holdings Co., LLC 144A company guaranty sr. notes 11 1/2s, 2020 (In default)(NON)			54,000	49,275

TransCanada PipeLines, Ltd. jr. unsec. sub. FRN notes 6.35s, 2067 (Canada)			155,000	161,394

Union Electric Co. sr. notes 6.4s, 2017			265,000	301,170

West Penn Power Co. 144A sr. bonds 5.95s, 2017			45,000	50,874

				12,565,734

Total corporate bonds and notes (cost $139,663,292)				$149,667,546

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (22.1%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (3.2%)

Government National Mortgage Association Pass-Through Certificates 3s, TBA, July 1, 2044			$19,000,000	$19,178,125

				19,178,125
U.S. Government Agency Mortgage Obligations (18.9%)

Federal National Mortgage Association Pass-Through Certificates
7s, March 1, 2018			81,293	87,639
6s, TBA, July 1, 2044			29,000,000	32,672,577
4 1/2s, TBA, July 1, 2044			1,000,000	1,083,125
4s, TBA, July 1, 2044			51,000,000	54,131,651
3 1/2s, TBA, July 1, 2029			20,000,000	21,195,312
3s, TBA, July 1, 2044			2,000,000	1,975,938

				111,146,242

Total U.S. government and agency mortgage obligations (cost $129,281,621)				$130,324,367

MORTGAGE-BACKED SECURITIES (5.7%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (1.0%)

Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, 25.182s, 2037			$180,892	$264,592
IFB Ser. 2979, Class AS, 23.717s, 2034			19,247	24,636
IFB Ser. 3072, Class SB, 23.094s, 2035			291,126	415,109
IFB Ser. 3249, Class PS, 21.774s, 2036			252,767	347,585
IFB Ser. 3065, Class DC, 19.405s, 2035			250,055	357,947
IFB Ser. 2990, Class LB, 16.558s, 2034			255,589	334,836
IFB Ser. 4105, Class LS, IO, 5.998s, 2041			424,271	78,282
IFB Ser. 14-326, Class S2, IO, 5.798s, 2044			674,305	165,459
IFB Ser. 310, Class S4, IO, 5.798s, 2043			389,630	101,097
IFB Ser. 311, Class S1, IO, 5.798s, 2043			1,514,969	344,370
IFB Ser. 308, Class S1, IO, 5.798s, 2043			731,151	186,904
Ser. 3391, PO, zero %, 2037			17,256	14,676
Ser. 3300, PO, zero %, 2037			107,211	95,167
Ser. 3206, Class EO, PO, zero %, 2036			11,460	10,178
FRB Ser. 3326, Class WF, zero %, 2035			5,310	4,480

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 38.988s, 2036			65,790	123,070
IFB Ser. 06-8, Class HP, 24.009s, 2036			203,694	314,840
IFB Ser. 05-45, Class DA, 23.863s, 2035			356,768	533,877
IFB Ser. 05-75, Class GS, 19.794s, 2035			107,262	143,420
IFB Ser. 05-106, Class JC, 19.653s, 2035			78,803	116,271
IFB Ser. 05-83, Class QP, 16.999s, 2034			46,152	59,508
Ser. 418, Class C15, IO, 3 1/2s, 2043			1,191,374	269,176
Ser. 07-64, Class LO, PO, zero %, 2037			64,885	57,503
Ser. 07-14, Class KO, PO, zero %, 2037			50,416	44,179
Ser. 06-125, Class OX, PO, zero %, 2037			5,474	4,959
Ser. 06-84, Class OT, PO, zero %, 2036			7,124	6,385

Government National Mortgage Association
IFB Ser. 13-129, Class CS, IO, 5.997s, 2042			1,104,460	190,078
Ser. 10-9, Class UI, IO, 5s, 2040			841,077	186,314
Ser. 10-9, Class QI, IO, 4 1/2s, 2040			174,521	37,820
Ser. 10-107, Class NI, IO, 4 1/2s, 2039			1,495,839	217,301
Ser. 10-85, Class MI, IO, 4 1/2s, 2036			1,854,643	122,073
Ser. 13-14, Class IO, IO, 3 1/2s, 2042			1,776,472	262,172
Ser. 12-141, Class WI, IO, 3 1/2s, 2041			3,280,210	501,675
Ser. 06-36, Class OD, PO, zero %, 2036			5,439	4,812

				5,940,751
Commercial mortgage-backed securities (3.4%)

Banc of America Commercial Mortgage Trust
FRB Ser. 08-1, Class AJ, 6.461s, 2051			225,000	242,190
Ser. 06-5, Class A2, 5.317s, 2047			1,047,591	1,051,199

Banc of America Commercial Mortgage Trust 144A Ser. 07-5, Class XW, IO, 0.531s, 2051			12,834,626	121,595

Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A
FRB Ser. 04-5, Class F, 5.65s, 2041			206,000	209,090
Ser. 04-4, Class XC, IO, 0.872s, 2042			1,454,006	3,847
Ser. 04-5, Class XC, IO, 0.834s, 2041			4,628,759	9,568
Ser. 05-1, Class XW, IO, 0.036s, 2042			10,981,613	549

Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 06-PW12, Class AJ, 5.937s, 2038			168,000	176,908
FRB Ser. 05-T18, Class D, 5.134s, 2042			248,000	256,680
Ser. 04-PR3I, Class X1, IO, 0.743s, 2041			574,051	1,688

Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class C, 5.605s, 2039			191,000	191,535
Ser. 06-PW14, Class X1, IO, 0.832s, 2038			8,251,836	126,913

CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class E, 5.744s, 2047			196,000	207,672

Citigroup Commercial Mortgage Trust FRB Ser. 05-C3, Class AJ, 4.96s, 2043			288,000	290,794

Citigroup Commercial Mortgage Trust 144A Ser. 06-C5, Class XC, IO, 0.735s, 2049			65,562,996	832,650

COMM Mortgage Trust
Ser. 07-C9, Class AJ, 5.65s, 2049			351,000	378,413
Ser. 12-CR1, Class XA, IO, 2.393s, 2045			6,101,126	673,577
Ser. 12-CR3, Class XA, IO, 2.345s, 2045			1,900,345	228,556
Ser. 14-UBS2, Class XA, IO, 1.607s, 2047			1,756,061	165,642
Ser. 14-CR17, Class XA, IO, 1.38s, 2047			2,077,779	166,724
Ser. 06-C8, Class XS, IO, 0.706s, 2046			29,589,539	337,711

COMM Mortgage Trust 144A FRB Ser. 13-CR12, Class D, 5.255s, 2046			273,000	265,847

Credit Suisse First Boston Mortgage Securities Corp. 144A Ser. 03-C3, Class AX, IO, 1.763s, 2038			361,971	16

DBRR Trust 144A FRB Ser. 13-EZ3, Class A, 1.636s, 2049			224,929	226,616

FFCA Secured Lending Corp. 144A Ser. 00-1, Class X, IO, 1.013s, 2020			447,034	7,376

First Union National Bank-Bank of America Commercial Mortgage Trust 144A Ser. 01-C1, Class 3, IO, 1.956s, 2033			131,566	954

GE Business Loan Trust 144A Ser. 04-2, Class D, 2.902s, 2032			51,877	37,393

GE Capital Commercial Mortgage Corp. FRB Ser. 06-C1, Class AJ, 5.456s, 2044			264,000	265,655

GE Capital Commercial Mortgage Corp. 144A Ser. 05-C3, Class XC, IO, 0.282s, 2045			128,185,569	197,238

GMAC Commercial Mortgage Securities, Inc. Trust
FRB Ser. 04-C2, Class A4, 5.301s, 2038			190,202	190,501
Ser. 05-C1, Class X1, IO, 0.765s, 2043			9,067,592	32,335

Greenwich Capital Commercial Funding Corp.
FRB Ser. 05-GG3, Class E, 5.087s, 2042			219,000	216,109
FRB Ser. 05-GG3, Class B, 4.894s, 2042			194,000	197,143

GS Mortgage Securities Trust
Ser. 05-GG4, Class B, 4.841s, 2039			977,000	982,080
Ser. 13-GC10, Class XA, IO, 1.896s, 2046			6,471,522	671,873

GS Mortgage Securities Trust 144A
Ser. 98-C1, Class F, 6s, 2030			16,027	16,008
FRB Ser. 11-GC3, Class D, 5.728s, 2044			876,000	925,038
FRB Ser. 12-GC6, Class E, 5s, 2045			478,000	417,636
Ser. 06-GG6, Class XC, IO, 0.158s, 2038			14,165,500	9,788

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.279s, 2051			83,500	88,543
FRB Ser. 06-LDP7, Class B, 6.057s, 2045			251,000	215,913
Ser. 06-LDP8, Class B, 5.52s, 2045			171,000	175,617
FRB Ser. 06-LDP8, Class AJ, 5.48s, 2045			1,185,000	1,258,352
FRB Ser. 13-C10, Class C, 4.298s, 2047			408,000	416,723
FRB Ser. 13-C13, Class C, 4.191s, 2046			186,000	185,709
Ser. 06-LDP8, Class X, IO, 0.725s, 2045			9,362,834	96,503

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class B, 6.379s, 2051			267,000	275,328
FRB Ser. 07-CB20, Class C, 6.379s, 2051			192,000	180,935
FRB Ser. 12_LC9, Class D, 4.573s, 2047			224,000	226,282
Ser. 05-CB12, Class X1, IO, 0.493s, 2037			6,956,753	19,764
Ser. 06-LDP6, Class X1, IO, 0.249s, 2043			13,497,188	30,004

LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031			75,144	78,526
Ser. 98-C4, Class H, 5.6s, 2035			215,000	224,405

LB-UBS Commercial Mortgage Trust Ser. 06-C7, Class A2, 5.3s, 2038			188,186	192,311

LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 04-C4, Class H, 6.622s, 2036			500,000	512,200
FRB Ser. 04-C7, Class G, 5.032s, 2036			236,000	241,959
Ser. 06-C7, Class XCL, IO, 0.85s, 2038			12,772,719	174,118
Ser. 05-C2, Class XCL, IO, 0.484s, 2040			22,612,121	44,727
Ser. 05-C7, Class XCL, IO, 0.371s, 2040			22,387,635	53,260

Merrill Lynch Mortgage Investors Trust Ser. 96-C2, Class JS, IO, 2.371s, 2028			2,487	—

Merrill Lynch Mortgage Trust FRB Ser. 07-C1, Class A3, 6.033s, 2050			135,839	136,485

Merrill Lynch Mortgage Trust 144A
Ser. 04-KEY2, Class XC, IO, 1.067s, 2039			3,875,307	3,848
Ser. 05-MCP1, Class XC, IO, 0.766s, 2043			9,341,623	34,807

Mezz Cap Commercial Mortgage Trust 144A
Ser. 05-C3, Class X, IO, 6.525s, 2044			448,697	26,069
Ser. 06-C4, Class X, IO, 6.472s, 2045			1,562,354	118,114
Ser. 07-C5, Class X, IO, 5.964s, 2049			243,298	13,016

Morgan Stanley Bank of America Merrill Lynch Trust FRB Ser. 13-C11, Class C, 4.565s, 2046(F)			393,000	400,858

Morgan Stanley Bank of America Merrill Lynch Trust 144A FRB Ser. 13-C11, Class D, 4.565s, 2046			900,000	843,480

Morgan Stanley Capital I Trust Ser. 07-HQ11, Class C, 5.558s, 2044			225,000	228,083

Morgan Stanley Capital I Trust 144A FRB Ser. 11-C3, Class E, 5.356s, 2049			175,000	181,370

TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s, 2038			353,515	88,379

UBS-Barclays Commercial Mortgage Trust 144A FRB Ser. 12-C3, Class D, 5.123s, 2049(F)			385,000	378,629

Wachovia Bank Commercial Mortgage Trust 144A
Ser. 05-C18, Class XC, IO, 0.483s, 2042			17,821,998	45,803
Ser. 06-C26, Class XC, IO, 0.185s, 2045			7,058,511	10,729

Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 4.439s, 2046			950,000	871,746

WF-RBS Commercial Mortgage Trust
FRB Ser. 12-C7, Class C, 5.002s, 2045			177,000	189,160
FRB Ser. 14-C19, Class C, 4.646s, 2047			162,000	167,265

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 13-UBS1, Class D, 4.788s, 2046			605,000	571,888
Ser. 14-C19, Class D, 4.234s, 2047			227,000	202,952
Ser. 12-C10, Class XA, IO, 1.961s, 2045			2,399,368	252,941
Ser. 13-C12, Class XA, IO, 1.649s, 2048			2,700,210	233,957

				20,023,865
Residential mortgage-backed securities (non-agency) (1.3%)

Barclays Capital, LLC Trust
Ser. 13-RR1, Class 9A4, 8.412s, 2036			100,000	101,350
FRB Ser. 12-RR10, Class 9A2, 2.663s, 2035			100,000	94,250

Barclays Capital, LLC Trust 144A
FRB Ser. 12-RR11, Class 5A3, 10.161s, 2037			172,222	117,972
FRB Ser. 14-RR2, Class 2A1, 3 1/2s, 2036			721,261	713,147
FRB Ser. 14-RR1, Class 2A2, 2.371s, 2036			350,000	294,438
FRB Ser. 13-RR8, Class 2A2, 0.299s, 2036			902,360	763,622

Countrywide Alternative Loan Trust
Ser. 05-28CB, Class 2A7, 5 3/4s, 2035			1,087,973	1,017,255
FRB Ser. 05-51, Class 1A1, 0.475s, 2035			658,134	572,577
FRB Ser. 07-OA10, Class 2A1, 0.402s, 2047			437,758	374,283

Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 13-5R, Class 1A6, 0.428s, 2036			400,000	325,120

JPMorgan Resecuritization Trust 144A Ser. 14-1, Class 9A3, 0.442s, 2035			326,110	314,761

Residential Accredit Loans, Inc. FRB Ser. 06-QO7, Class 1A1, 0.924s, 2046			1,055,727	723,173

WAMU Mortgage Pass-Through Certificates
FRB Ser. 06-AR1, Class 2A1B, 1.194s, 2046			183,449	168,773
FRB Ser. 06-AR3, Class A1B, 1.124s, 2046			401,130	327,121
FRB Ser. 05-AR13, Class A1C3, 0.642s, 2045			390,951	345,014
FRB Ser. 05-AR9, Class A1C3, 0.632s, 2045			348,033	313,230
FRB Ser. 05-AR15, Class A1B3, 0.492s, 2045			587,722	516,197

Wells Fargo Mortgage Loan Trust FRB Ser. 12-RR2, Class 1A2, 0.331s, 2047			375,000	277,500

				7,359,783

Total mortgage-backed securities (cost $30,211,807)				$33,324,399

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (1.2%)(a)
			Principal amount	Value

Argentina (Republic of) sr. unsec. bonds 8.28s, 2033 (Argentina)			$308,448	$260,621

Argentina (Republic of) sr. unsec. bonds 7s, 2017 (Argentina)			205,000	191,163

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015 (Argentina)			1,345,000	1,295,908

Argentina (Republic of) sr. unsec. unsub. notes Ser. LOC, 8.28s, 2033 (Argentina)			644,937	538,523

Argentina (Republic of) sr. unsec. unsub. notes Ser. NY, 8.28s, 2033 (Argentina)			1,135,651	948,268

Brazil (Federal Republic of) unsec. notes 10s, 2021 (Brazil)		BRL	4,564	1,887,656

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 11 3/4s, 2015 (Argentina)			$100,000	97,500

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 10 7/8s, 2021 (Argentina)			100,000	97,250

Croatia (Republic of) 144A sr. unsec. bonds 6s, 2024 (Croatia)			200,000	214,250

Financing of Infrastructural Projects State Enterprise 144A govt. guaranty sr. unsec. notes 8 3/8s, 2017 (Ukraine)			200,000	189,000

Indonesia (Republic of) 144A notes 5 1/4s, 2042 (Indonesia)			320,000	304,000

Indonesia (Republic of) 144A sr. unsec. notes 3 3/8s, 2023 (Indonesia)			200,000	186,104

Poland (Republic of) sr. unsec. bonds 5s, 2022 (Poland)			175,000	194,513

Russia (Federation of) 144A sr. unsec. unsub. bonds 7 1/2s, 2030 (Russia)			61,650	71,514

South Africa (Republic of) sr. unsec. unsub. notes 4.665s, 2024 (South Africa)			460,000	468,625

Total foreign government and agency bonds and notes (cost $7,146,527)				$6,944,895

SENIOR LOANS (0.2%)(a)(c)
			Principal amount	Value

Burlington Coat Factory Warehouse Corp. bank term loan FRN Ser. B2, 4 1/4s, 2017			$27,740	$27,896

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 5.528s, 2018			582,691	543,293

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B7, 9 3/4s, 2017			40,000	39,445

Caesars Growth Properties Holdings, LLC bank term loan FRN 6 1/4s, 2021			150,000	149,759

CCM Merger, Inc. bank term loan FRN Ser. B, 5s, 2017			122,686	122,533

Emergency Medical Services Corp. bank term loan FRN Ser. B, 4s, 2018			71,784	71,829

Neiman Marcus Group, Ltd., Inc. bank term loan FRN 4 1/4s, 2020			169,575	169,198

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.651s, 2017			82,302	67,899

Travelport, LLC bank term loan FRN 8 3/8s, 2016(PIK)			28,537	28,801

Total senior loans (cost $1,226,226)				$1,220,653

PREFERRED STOCKS (0.1%)(a)
			Shares	Value

Ally Financial, Inc. 144A 7.00% cum. pfd.			249	$249,630

GMAC Capital Trust I Ser. 2, $2.031 cum. pfd.			2,035	55,556

HSBC USA, Inc. $0.88 pfd. (United Kingdom)			7,650	173,196

M/I Homes, Inc. Ser. A, $2.438 pfd.			2,202	56,439

Total preferred stocks (cost $392,613)				$534,821

CONVERTIBLE PREFERRED STOCKS (—%)(a)
			Shares	Value

EPR Properties Ser. C, $1.44 cv. pfd.(R)			5,720	$131,471

United Technologies Corp. $3.75 cv. pfd.			1,100	71,709

Total convertible preferred stocks (cost $159,547)				$203,180

CONVERTIBLE BONDS AND NOTES (—%)(a)
			Principal amount	Value

iStar Financial, Inc. cv. sr. unsec. unsub. notes 3s, 2016(R)			$27,000	$38,256

Jazz Technologies, Inc. 144A cv. unsec. notes 8s, 2018			102,000	111,180

Total convertible bonds and notes (cost $118,229)				$149,436

MUNICIPAL BONDS AND NOTES (—%)(a)
			Principal amount	Value

IL State G.O. Bonds, 4.421s, 1/1/15			$135,000	$137,618

Total municipal bonds and notes (cost $135,000)				$137,618

INVESTMENT COMPANIES (—%)(a)
			Shares	Value

Hercules Technology Growth Capital, Inc.(S)			3,001	$48,496

Total investment companies (cost $42,372)				$48,496

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Charter Communications, Inc. Class A	11/30/14	$46.86	12	$1,356

Tower Semiconductor, Ltd. 144A (Israel)(F)	6/30/15	1.70	34,898	—

Total warrants (cost $7,016)				$1,356

SHORT-TERM INVESTMENTS (26.3%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.18%(d)		Shares	504,400	$504,400

Putnam Money Market Liquidity Fund 0.07%(AFF)		Shares	37,573,709	37,573,709

Putnam Short Term Investment Fund 0.07%(AFF)		Shares	106,863,915	106,863,915

U.S. Treasury Bills with an effective yield of 0.06%, August 14, 2014(SEG)			$708,000	707,948

U.S. Treasury Bills with effective yields ranging from 0.03% to 0.12%, August 21, 2014(SEG)(SEGCCS)			2,404,000	2,403,690

U.S. Treasury Bills with effective yields ranging from 0.10% to 0.12%, February 5, 2014(SEG)(SEGCCS)			4,396,000	4,394,596

U.S. Treasury Bills with effective yields ranging from 0.11% to 0.12%, November 13, 2014(SEG)(SEGCCS)			1,030,000	1,029,805

U.S. Treasury Bills with an effective yield of 0.04%, November 20, 2014(SEG)(SEGCCS)			1,109,000	1,108,782

U.S. Treasury Bills with effective yields ranging from 0.09% to 0.10%, October 16, 2014(SEG)(SEGCCS)			398,000	397,950

Total short-term investments (cost $154,982,742)				$154,984,795

TOTAL INVESTMENTS

Total investments (cost $652,445,150)(b)				$716,818,046

FORWARD CURRENCY CONTRACTS at 6/30/14 (aggregate face value $82,317,086) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	7/17/14	$87,694	$85,424	$2,270
	Australian Dollar	Sell	7/17/14	87,694	86,206	(1,488)
	British Pound	Sell	9/17/14	2,800,144	2,741,909	(58,235)
	Canadian Dollar	Sell	7/17/14	19,486	8,769	(10,717)
	Chilean Peso	Buy	7/17/14	1,338	1,332	6
	Chilean Peso	Sell	7/17/14	1,338	1,347	9
	Colombian Peso	Buy	7/17/14	460,000	437,523	22,477
	Colombian Peso	Sell	7/17/14	460,000	444,210	(15,790)
Barclays Bank PLC
	Australian Dollar	Buy	7/17/14	7,347	4,558	2,789
	British Pound	Sell	9/17/14	3,516,599	3,443,431	(73,168)
	Canadian Dollar	Sell	7/17/14	577,645	564,682	(12,963)
	Euro	Sell	9/17/14	1,729,377	1,713,389	(15,988)
	Hong Kong Dollar	Buy	8/20/14	267,640	267,731	(91)
	Japanese Yen	Sell	8/20/14	378,819	373,442	(5,377)
	Mexican Peso	Buy	7/17/14	219,702	210,448	9,254
	New Zealand Dollar	Buy	7/17/14	407,626	406,606	1,020
	Norwegian Krone	Buy	9/17/14	213,517	218,150	(4,633)
	Singapore Dollar	Buy	8/20/14	122,385	121,563	822
	South African Rand	Sell	7/17/14	258,575	250,319	(8,256)
	South Korean Won	Buy	8/20/14	961,598	945,040	16,558
	Swedish Krona	Sell	9/17/14	415,626	414,936	(690)
	Swiss Franc	Buy	9/17/14	548,735	541,558	7,177
Citibank, N.A.
	Australian Dollar	Buy	7/17/14	887,588	868,783	18,805
	Australian Dollar	Sell	7/17/14	887,588	877,502	(10,086)
	Brazilian Real	Buy	7/2/14	876,578	857,673	18,905
	Brazilian Real	Sell	7/2/14	876,578	874,797	(1,781)
	Brazilian Real	Buy	10/2/14	854,062	852,652	1,410
	Canadian Dollar	Buy	7/17/14	1,124	1,106	18
	Canadian Dollar	Sell	7/17/14	1,124	1,083	(41)
	Chilean Peso	Sell	7/17/14	246,021	244,848	(1,173)
	Danish Krone	Sell	9/17/14	405,478	402,187	(3,291)
	Euro	Sell	9/17/14	698,545	694,612	(3,933)
	Japanese Yen	Sell	8/20/14	435,978	429,835	(6,143)
	Mexican Peso	Buy	7/17/14	312,409	309,846	2,563
	New Zealand Dollar	Sell	7/17/14	16,263	27,869	11,606
	Norwegian Krone	Buy	9/17/14	1,319,937	1,338,076	(18,139)
	Thai Baht	Buy	8/20/14	262,786	263,438	(652)
	Thai Baht	Sell	8/20/14	262,786	262,328	(458)
Credit Suisse International
	Australian Dollar	Sell	7/17/14	432,162	428,097	(4,065)
	British Pound	Sell	9/17/14	970,267	950,010	(20,257)
	Canadian Dollar	Sell	7/17/14	668,610	640,410	(28,200)
	Euro	Sell	9/17/14	704,160	700,148	(4,012)
	Indian Rupee	Buy	8/20/14	681,540	686,282	(4,742)
	Japanese Yen	Sell	8/20/14	1,606,210	1,587,189	(19,021)
	New Zealand Dollar	Buy	7/17/14	648,686	644,616	4,070
	Norwegian Krone	Buy	9/17/14	336,101	343,558	(7,457)
	Singapore Dollar	Sell	8/20/14	198,415	197,059	(1,356)
	South Korean Won	Buy	8/20/14	266,049	261,461	4,588
	Swedish Krona	Sell	9/17/14	420,082	415,586	(4,496)
	Swiss Franc	Sell	9/17/14	1,708,492	1,686,097	(22,395)
Deutsche Bank AG
	Australian Dollar	Sell	7/17/14	426,886	422,820	(4,066)
	Canadian Dollar	Buy	7/17/14	441,337	429,022	12,315
	Canadian Dollar	Sell	7/17/14	441,337	425,788	(15,549)
	Czech Koruna	Buy	9/17/14	266,817	265,524	1,293
	Czech Koruna	Sell	9/17/14	266,817	264,393	(2,424)
	Euro	Sell	9/17/14	1,499,816	1,491,929	(7,887)
	Japanese Yen	Sell	8/20/14	213,543	210,480	(3,063)
	New Zealand Dollar	Buy	7/17/14	863,428	842,140	21,288
	Norwegian Krone	Buy	9/17/14	427,099	436,105	(9,006)
	Norwegian Krone	Sell	9/17/14	427,099	435,824	8,725
	Polish Zloty	Buy	9/17/14	261,910	260,621	1,289
	Swedish Krona	Sell	9/17/14	439,239	436,042	(3,197)
Goldman Sachs International
	Australian Dollar	Buy	7/17/14	452,790	450,060	2,730
	Australian Dollar	Sell	7/17/14	452,790	451,288	(1,502)
	British Pound	Sell	9/17/14	209,173	204,774	(4,399)
	Canadian Dollar	Buy	7/17/14	442,461	427,514	14,947
	Canadian Dollar	Sell	7/17/14	442,461	426,625	(15,836)
	Euro	Buy	9/17/14	2,328	2,311	17
	Euro	Sell	9/17/14	2,328	2,315	(13)
	Japanese Yen	Sell	8/20/14	521,411	513,986	(7,425)
	Swedish Krona	Sell	9/17/14	436,114	439,363	3,249
HSBC Bank USA, National Association
	Australian Dollar	Sell	7/17/14	304,717	298,149	(6,568)
	British Pound	Sell	9/17/14	2,792,618	2,734,042	(58,576)
	Canadian Dollar	Buy	7/17/14	71,480	69,792	1,688
	Canadian Dollar	Sell	7/17/14	71,480	71,171	(309)
	Indonesian Rupiah	Buy	8/20/14	508,232	520,749	(12,517)
	Indonesian Rupiah	Sell	8/20/14	508,232	514,387	6,155
	Japanese Yen	Sell	8/20/14	1,164,440	1,147,869	(16,571)
	Swedish Krona	Sell	9/17/14	892,148	890,522	(1,626)
JPMorgan Chase Bank N.A.
	Australian Dollar	Sell	7/17/14	430,842	421,757	(9,085)
	Brazilian Real	Buy	7/2/14	552,433	538,457	13,976
	Brazilian Real	Sell	7/2/14	552,433	551,434	(999)
	Brazilian Real	Buy	10/2/14	106,979	103,794	3,185
	British Pound	Buy	9/17/14	1,080,412	1,060,626	19,786
	Canadian Dollar	Sell	7/17/14	185,585	173,469	(12,116)
	Euro	Sell	9/17/14	1,876,620	1,865,275	(11,345)
	Hungarian Forint	Sell	9/17/14	253,778	256,628	2,850
	Indian Rupee	Buy	8/20/14	688,256	691,865	(3,609)
	Japanese Yen	Sell	8/20/14	6,077	3,136	(2,941)
	Mexican Peso	Buy	7/17/14	181,272	178,480	2,792
	New Taiwan Dollar	Sell	8/20/14	521,875	518,623	(3,252)
	New Zealand Dollar	Buy	7/17/14	657,604	640,951	16,653
	Norwegian Krone	Buy	9/17/14	850,085	871,298	(21,213)
	Singapore Dollar	Sell	8/20/14	114,365	113,584	(781)
	Swedish Krona	Sell	9/17/14	1,474,176	1,471,655	(2,521)
	Thai Baht	Buy	8/20/14	2,601	2,605	(4)
	Thai Baht	Sell	8/20/14	2,601	2,603	2
State Street Bank and Trust Co.
	Australian Dollar	Buy	7/17/14	357,654	353,586	4,068
	Brazilian Real	Buy	7/2/14	1,297,036	1,276,863	20,173
	Brazilian Real	Sell	7/2/14	1,297,036	1,297,447	411
	Brazilian Real	Buy	10/2/14	832,456	830,536	1,920
	British Pound	Sell	9/17/14	1,202,529	1,177,837	(24,692)
	Canadian Dollar	Sell	7/17/14	12,272	8,093	(4,179)
	Chilean Peso	Buy	7/17/14	423,490	426,248	(2,758)
	Chilean Peso	Sell	7/17/14	436,264	422,668	(13,596)
	Euro	Sell	9/17/14	242,847	241,380	(1,467)
	Japanese Yen	Sell	8/20/14	461,251	456,974	(4,277)
	Mexican Peso	Buy	7/17/14	434,853	429,423	5,430
	Mexican Peso	Sell	7/17/14	434,853	435,835	982
	New Taiwan Dollar	Sell	8/20/14	260,031	258,929	(1,102)
	New Zealand Dollar	Buy	7/17/14	432,982	419,254	13,728
	Norwegian Krone	Buy	9/17/14	1,436,814	1,455,729	(18,915)
	Singapore Dollar	Sell	8/20/14	444,708	441,699	(3,009)
	Swedish Krona	Sell	9/17/14	415,984	411,014	(4,970)
UBS AG
	Australian Dollar	Sell	7/17/14	1,721,297	1,675,320	(45,977)
	British Pound	Buy	9/17/14	8,595,237	8,411,491	183,746
	Canadian Dollar	Sell	7/17/14	428,596	413,591	(15,005)
	Euro	Sell	9/17/14	1,857,581	1,847,572	(10,009)
	Japanese Yen	Sell	8/20/14	416,723	413,727	(2,996)
WestPac Banking Corp.
	Australian Dollar	Buy	7/17/14	457,123	445,156	11,967
	Australian Dollar	Sell	7/17/14	457,123	450,632	(6,491)
	British Pound	Buy	9/17/14	442,290	439,522	2,768
	Canadian Dollar	Buy	7/17/14	438,995	426,221	12,774
	Canadian Dollar	Sell	7/17/14	438,995	423,475	(15,520)
	Japanese Yen	Sell	8/20/14	1,484,985	1,466,504	(18,481)
	New Zealand Dollar	Buy	7/17/14	449,769	443,046	6,723
	New Zealand Dollar	Sell	7/17/14	449,769	435,748	(14,021)

Total						$(292,982)

FUTURES CONTRACTS OUTSTANDING at 6/30/14 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro STOXX 50 Index (Short)	133	$5,886,019	Sep-14	$59,643
FTSE 100 Index (Short)	51	5,857,454	Sep-14	73,818
MSCI EAFE Index Mini (Short)	196	19,295,220	Sep-14	(101,675)
Russell 2000 Index Mini (Long)	190	22,615,700	Sep-14	661,770
Russell 2000 Index Mini (Short)	58	6,903,740	Sep-14	(202,246)
S&P 500 Index (Long)	2	976,200	Sep-14	(658)
S&P 500 Index E-Mini (Long)	62	6,052,440	Sep-14	90,396
S&P 500 Index E-Mini (Short)	460	44,905,200	Sep-14	(672,517)
S&P Mid Cap 400 Index E-Mini (Long)	1	142,930	Sep-14	880
S&P Mid Cap 400 Index E-Mini (Short)	93	13,292,490	Sep-14	(315,456)
SPI 200 Index (Long)	90	11,359,243	Sep-14	8,105
U.S. Treasury Bond 30 yr (Long)	96	13,170,000	Sep-14	63,364
U.S. Treasury Bond 30 yr (Short)	16	2,195,000	Sep-14	(17,015)
U.S. Treasury Bond Ultra 30 yr (Long)	48	7,197,000	Sep-14	43,784
U.S. Treasury Note 2 yr (Long)	154	33,817,438	Sep-14	(16,418)
U.S. Treasury Note 2 yr (Short)	40	8,783,750	Sep-14	4,924
U.S. Treasury Note 5 yr (Long)	372	44,439,469	Sep-14	(38,410)
U.S. Treasury Note 5 yr (Short)	12	1,433,531	Sep-14	352
U.S. Treasury Note 10 yr (Long)	146	18,275,094	Sep-14	20,566
U.S. Treasury Note 10 yr (Short)	2	250,344	Sep-14	(98)

Total				$(336,891)

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/14 (Unaudited)

			Upfront		Payments	Payments	Unrealized
			premium	Termination	made by	received by	appreciation/
	Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	$62,140,000	(E)	$151,500	9/17/16	3 month USD-LIBOR-BBA	1.00%	$(11,725)
	43,014,000	(E)	237,508	9/17/19	3 month USD-LIBOR-BBA	2.25%	(64,623)
	23,997,000	(E)	327,275	9/17/24	3 month USD-LIBOR-BBA	3.25%	(25,698)
	3,890,000	(E)	(278,228)	9/17/44	3 month USD-LIBOR-BBA	4.00%	51,419

	Total		$438,055	$(50,627)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/14 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
	$190,129	$—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	$(27)
Barclays Bank PLC
	62,940	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(36)
	2,272,618	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,283)
	200,552	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(113)
	5,092	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(3)
	22,962	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	216
	6,786	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	62
	476,213	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	4,438
	1,411,060	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	13,299
	64,835	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	611
	11,104	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	101
	36,397	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	332
	26,218	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	239
	364,582	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,129)
	49,908	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(286)
	55,705	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(435)
	27,899	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(218)
	27,899	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(218)
	55,893	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(437)
	145,134	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(1,134)
	55,893	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(437)
	50,427	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	475
	36,940	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(216)
	111,598	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(872)
	196,306	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(698)
Citibank, N.A.
	684,819	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	6,454
baskets	163	—	12/19/14	(3 month USD-LIBOR-BBA plus 0.15%)	A basket (CGPUTQL2) of common stocks	7,668
units	3,563	—	12/19/14	3 month USD-LIBOR-BBA minus 0.10%	Russell 1000 Total Return Index	(24,926)
Credit Suisse International
	$190,129	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(27)
	624,902	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(353)
Goldman Sachs International
	105,170	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(112)
	15,924	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(10)
	156,500	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(88)
	156,500	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(88)
	1,058,367	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(598)
	163,632	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(92)
	796,561	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,694)
	25,460	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(149)
	30,644	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(179)
	877,415	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(495)
	564,279	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(3,295)
	569,563	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	82
JPMorgan Chase Bank N.A.
	189,305	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(27)

Total		$—	$(6,698)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/14 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB- Index	BBB-/P	$3,648	$64,000	5/11/63	300 bp	$4,858
	CMBX NA BBB- Index	BBB-/P	3,828	62,000	5/11/63	300 bp	4,999
	CMBX NA BBB- Index	BBB-/P	1,868	31,000	5/11/63	300 bp	2,454
	CMBX NA BBB- Index	BBB-/P	957	14,000	5/11/63	300 bp	1,222
	Barclays Bank PLC
	CMBX NA BBB- Index	BBB-/P	5,210	47,000	5/11/63	300 bp	6,099
	Credit Suisse International
	CMBX NA BBB- Index	BBB-/P	4,924	120,000	5/11/63	300 bp	7,192
	CMBX NA BBB- Index	BBB-/P	6,974	91,000	5/11/63	300 bp	8,694
	CMBX NA BBB- Index	BBB-/P	4,589	63,000	5/11/63	300 bp	5,780
	CMBX NA BBB- Index	BBB-/P	4,628	58,000	5/11/63	300 bp	5,724
	CMBX NA BBB- Index	BBB-/P	1,765	58,000	5/11/63	300 bp	2,861
	CMBX NA BBB- Index	BBB-/P	1,022	58,000	5/11/63	300 bp	2,118
	CMBX NA BBB- Index	BBB-/P	4,413	57,000	5/11/63	300 bp	5,491
	CMBX NA BBB- Index	BBB-/P	3,750	57,000	5/11/63	300 bp	4,827
	CMBX NA BBB- Index	BBB-/P	876	57,000	5/11/63	300 bp	1,953
	CMBX NA BBB- Index	BBB-/P	6,214	55,000	5/11/63	300 bp	7,254
	CMBX NA BBB- Index	BBB-/P	3,502	44,000	5/11/63	300 bp	4,334
	CMBX NA BBB- Index	BBB-/P	418	36,000	5/11/63	300 bp	1,098
	CMBX NA BBB- Index	BBB-/P	248	32,000	5/11/63	300 bp	853
	CMBX NA BBB- Index	BBB-/P	134	7,000	5/11/63	300 bp	266
	CMBX NA BB Index	—	(184)	24,000	5/11/63	(500 bp)	(778)
	CMBX NA BB Index	—	(230)	24,000	5/11/63	(500 bp)	(824)
	CMBX NA BB Index	—	(219)	24,000	5/11/63	(500 bp)	(813)
	CMBX NA BB Index	—	600	30,000	5/11/63	(500 bp)	(142)
	CMBX NA BB Index	—	(926)	53,000	5/11/63	(500 bp)	(2,237)
	CMBX NA BB Index	—	600	58,000	5/11/63	(500 bp)	(835)
	CMBX NA BB Index	—	912	59,000	5/11/63	(500 bp)	(547)
	CMBX NA BB Index	—	1,584	60,000	5/11/63	(500 bp)	100
	CMBX NA BB Index	—	(376)	72,000	5/11/63	(500 bp)	(2,157)
	CMBX NA BB Index	—	(1,028)	53,000	5/11/63	(500 bp)	(2,339)
	CMBX NA BBB- Index	BBB-/P	7,567	71,000	5/11/63	300 bp	8,911
	CMBX NA BBB- Index	BBB-/P	2,722	63,000	5/11/63	300 bp	3,912
	CMBX NA BBB- Index	BBB-/P	1,428	60,000	5/11/63	300 bp	2,562
	CMBX NA BBB- Index	BBB-/P	(1,066)	59,000	5/11/63	300 bp	49
	CMBX NA BBB- Index	BBB-/P	41	59,000	5/11/63	300 bp	1,156
	CMBX NA BBB- Index	BBB-/P	204	59,000	5/11/63	300 bp	1,319
	CMBX NA BBB- Index	BBB-/P	2,393	50,000	5/11/63	300 bp	3,338
	CMBX NA BBB- Index	—	(2,769)	59,000	1/17/47	(300 bp)	(2,852)
	CMBX NA BBB- Index	—	(3,390)	60,000	1/17/47	(300 bp)	(3,474)
	Goldman Sachs International
	CMBX NA BB Index	—	(230)	24,000	5/11/63	(500 bp)	(824)
	CMBX NA BB Index	—	678	30,000	5/11/63	(500 bp)	(64)
	CMBX NA BBB- Index	BBB-/P	(983)	59,000	5/11/63	300 bp	132

	Total		$66,296	$81,670

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2014. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/14 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
			received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	NA IG Series 22 Index	BBB+/P	$(194,344)	$13,550,000	6/20/19	100 bp	$77,232
	NA IG Series 22 Index	BBB+/P	(82,327)	5,740,000	6/20/19	100 bp	32,717
	NA HY Series 22 Index	B+/P	(112,157)	1,558,260	6/20/19	500 bp	25,166
	NA IG Series 22 Index	BBB+/P	(144,355)	7,800,000	6/20/19	100 bp	11,976
	NA IG Series 22 Index	BBB+/P	(54,710)	3,100,000	6/20/19	100 bp	7,422
	NA IG Series 22 Index	BBB+/P	(37,507)	2,650,000	6/20/19	100 bp	15,605
	NA HY Series 22 Index	B+/P	(1,193,592)	16,636,950	6/20/19	500 bp	272,553
	NA HY Series 22 Index	B+/P	(1,386,682)	15,934,050	6/20/19	500 bp	17,520
	NA IG Series 22 Index	BBB+/P	(19,819)	1,200,000	6/20/19	100 bp	4,232
	NA HY Series 22 Index	B+/P	(520,748)	7,157,700	6/20/19	500 bp	110,030

	Total		$(3,746,241)	$574,453

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2014. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

Key to holding's currency abbreviations
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
BKNT	Bank Note
bp	Basis Points
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
GMTN	Global Medium Term Notes
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
JSC	Joint Stock Company
MTN	Medium Term Notes
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2013 through June 30, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $588,712,868.
(b)	The aggregate identified cost on a tax basis is $656,509,262, resulting in gross unrealized appreciation and depreciation of $64,121,411 and $3,812,627, respectively, or net unrealized appreciation of $60,308,784.
(NON)	Non-income-producing security.
(PIK)	Income may be received in cash or additional securities at the discretion of the issurer.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$38,363,631	$35,506,172	$36,296,094	$13,729	$37,573,709
	Putnam Short Term Investment Fund *	99,688,231	157,542,138	150,366,454	56,135	106,863,915
	Totals	$138,051,862	$193,048,310	$186,662,548	$69,864	$144,437,624

* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $504,400, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $490,297.
(F)	Security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $310,413,168 to cover certain derivatives contracts and delayed delivery securities.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure on currency.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage backed and other asset backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $123,095 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $394,065 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$12,248,388	$—	$—
Capital goods	18,461,437	—	—
Communication services	9,559,146	—	—
Conglomerates	3,356,741	—	—
Consumer cyclicals	27,515,902	—	—
Consumer staples	18,766,352	—	1,419
Energy	20,329,969	—	1,472
Financials	48,712,132	—	—
Health care	31,370,724	—	—
Technology	34,499,644	—	—
Transportation	5,014,395	—	—
Utilities and power	9,438,763	—	—
Total common stocks	239,273,593	—	2,891
Convertible bonds and notes	—	149,436	—
Convertible preferred stocks	71,709	131,471	—
Corporate bonds and notes	—	149,667,543	3
Foreign government and agency bonds and notes	—	6,944,895
Investment companies	48,496	—	—
Mortgage-backed securities	—	33,324,399	—
Municipal bonds and notes	—	137,618	—
Preferred stocks	228,752	306,069	—
Senior loans	—	1,220,653	—
U.S. government and agency mortgage obligations	—	130,324,367	—
Warrants	—	1,356	—
Short-term investments	144,437,624	10,547,171	—

Totals by level	$384,060,174	$332,754,978	$2,894

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(292,982)	$—
Futures contracts	(336,891)	—	—
Interest rate swap contracts	—	(488,682)	—
Total return swap contracts	—	(6,698)	—
Credit default contracts	—	4,336,068	—

Totals by level	$(336,891)	$3,547,706	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$4,348,876	$12,808
Foreign exchange contracts	521,977	814,959
Equity contracts	903,636	1,317,478
Interest rate contracts	488,946	906,019

Total	$6,263,435	$3,051,264

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)		2,000
Forward currency contracts (contract amount)		$137,200,000
Centrally cleared interest rate swap contracts (notional)		$121,300,000
OTC total return swap contracts (notional)		$55,500,000
OTC credit default swap contracts (notional)		$4,200,000
Centrally cleared credit defult rate swap contracts (notional)		$53,900,000
Warrants (number of warrants)		35,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Centrally cleared interest rate swap contracts§	$—	$—	$17,586	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	17,586
	OTC Total return swap contracts*#	—	19,773	—	14,122	—	—	82	—	—	—	—	—	—	33,977
	OTC Credit default contracts*#	3,232	889	—	—	22,946	—	1,115	—	—	—	—	—	—	28,182
	Centrally cleared credit default contracts§	—	—	—	—	—	—		—	—	—	—	—	—	—
	Futures contracts§	—	—	—	—	—	—	—	—	—	219,983	—	—	—	219,983
	Forward currency contracts#	24,762	37,620	—	53,307	8,658	44,910	20,943	7,843	59,244	—	46,712	183,746	34,232	521,977

	Total Assets	$27,994	$58,282	$17,586	$67,429	$31,604	$44,910	$22,140	$7,843	$59,244	$219,983	$46,712	$183,746	$34,232	$821,705

	Liabilities:
	Centrally cleared interest rate swap contracts§	—	—	32,320	—	—	—		—	—	—	—	—	—	32,320
	OTC Total return swap contracts*#	27	8,515	—	24,926	380	—	6,800	—	27	—	—	—	—	40,675
	OTC Credit default contracts*#	—	—	—	—	11,472	—	1,336	—	—	—	—	—	—	12,808
	Centrally cleared credit default contracts§	—	—	72,665	—	—	—	—	—	—	—	—	—	—	72,665
	Futures contracts§	—	—	—	—	—	—	—	—	—	240,158	—	—	—	240,158
	Forward currency contracts#	86,230	121,166	—	45,697	116,001	45,192	29,175	96,167	67,866		78,965	73,987	54,513	814,959

	Total Liabilities	$86,257	$129,681	$104,985	$70,623	$127,853	$45,192	$37,311	$96,167	$67,893	$240,158	$78,965	$73,987	$54,513	$1,213,585

	Total Financial and Derivative Net Assets	$(58,263)	$(71,399)	$(87,399)	$(3,194)	$(96,249)	$(282)	$(15,171)	$(88,324)	$(8,649)	$(20,175)	$(32,253)	$109,759	$(20,281)	$(391,880)
	Total collateral received (pledged)##†	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$109,759	$—
	Net amount	$(58,263)	$(71,399)	$(87,399)	$(3,194)	$(96,249)	$(282)	$(15,171)	$(88,324)	$(8,649)	$(20,175)	$(32,253)	$—	$(20,281)

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Asset Allocation Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: August 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: August 27, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: August 27, 2014